[EV LOGO]

[BRICK WALL]

[EDUCATION]

SEMIANNUAL REPORT SEPTEMBER 30, 2002

[HIGHWAY]

EATON VANCE
LIMITED
MATURITY
MUNICIPALS
FUNDS

[BRIDGE]

CALIFORNIA

FLORIDA

MASSACHUSETTS

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

Call protection is critical to delivering a consistent dividend...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

Ample call protection enhances the potential for capital appreciation...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling - if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates. The chart above demonstrates this relationship. Note that Thomas J. Fetter Presidentas interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

[CHART]

CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

RISING
PRICE
DECLINING



A-B PERFORMANCE TENDENCY OF NON-CALLABLE BOND
A-C PERFORMANCE TENDENCY OF CALLABLE BOND

B
C
Y*
A

LINES REFER TO THE PERFORMANCE CHARACTERISTICS OF A GENERIC CALLABLE BOND AND
ITS GENERIC NON-CALLABLE BOND COUNTERPART. AS YIELDS DECLINE, BOND PRICES RISE.

*Y REFERS TO THE POINT WHERE DECLINE IN YIELD MAKES A CALL INCREASINGLY LIKELY
FOR A CALLABLE BOND AND BEGINS TO IMPEDE PERFORMANCE.

We believe that attention to call protection is a major advantage of municipal bond mutual funds...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                                          Sincerely,

                                                          /s/ Thomas J. Fetter

                                                          Thomas J. Fetter
                                                          President
                                                          November 12, 2002

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

MARKET RECAP

The U.S. economy continued to struggle in 2002, amid uncertainties over the direction of the financial markets and a volatile geopolitical climate. While consumer spending has been surprisingly strong, companies have remained reluctant to resume capital spending, especially in the key technology sector. In addition, issues of corporate governance and malfeasance have remained major concerns for many Americans. Finally, the possibility of military conflict looming in the Mideast has cast an uneasy pall over the financial markets.

Consumer spending has kept the lukewarm U.S. economy afloat ...

Consumers have taken advantage of historically low interest rates and kept the economy afloat. Sales incentives have spurred some industrial sectors, such as autos, and helped reduce inventories, while dramatically lower interest rates have invigorated the housing sector. Those key sectors have likely helped the economy avert a "double-dip" recession. However, even the prodigious buying power of the U.S. consumer has its limits. The nation's Gross Domestic Product registered a meager 1.3% growth rate in the second quarter of 2002, suggesting that, while the nation has climbed out of recession, a full-scale recovery remains elusive. In order to mount a sustainable recovery, businesses - which had dramatically cut costs to weather the recession - must sharply increase their capital spending from current levels. Such an increase would lead to increased capacity spurring new investment and job creation.

In response to a weak economy, the Federal Reserve has once again turned accommodative ...

The Federal Reserve, which earlier in the year had suggested that it was poised to raise rates, has recently indicated a more accommodative bias. That shift - together with the continued lack of inflationary pressures - has contributed to a favorable climate for the bond market, whose prices move in the opposite direction of interest rates. For example, 5-year Treasury bond yields were at 4.80% on March 31, 2002. With increasing signs that the economy was not strengthening as expected, 5-year yields fell to 2.56% by late September. Against that backdrop, the Lehman Brothers 7-Year Municipal Bond Index - a broad-based, unmanaged index of intermediate-maturity municipal bonds - posted an impressive 8.98% total return for the six months ended September 30, 2002.*

[CHART]

INTERMEDIATE-TERM MUNICIPAL BOND YIELDS SURPASSED TREASURY YIELDS

2.64%                                   4.30%
5-YEAR AAA-RATED                        TAXABLE EQUIVALENT YIELD
GENERAL OBLIGATION (GO) BONDS*          IN 38.6% TAX BRACKET

2.56%
5-YEAR TREASURY BOND

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE
U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A RESPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS
AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF
SEPTEMBER 30, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

Interestingly, with investors once again demonstrating their tendency to flee risk in an uncertain climate, municipal bonds have been the leading asset class in 2002, outpacing government bonds, investment-grade corporate bonds, high-yield bonds and the equity markets, which registered sharp declines for the third consecutive year.

Amid continuing economic concerns, we believe the outlook for bonds is favorable ...

Given the dampened expectations for economic growth in the coming year, we believe that the outlook for bonds is fairly constructive. In addition to moderate inflation and lower interest rates, the municipal market is likely to be buoyed by the failure to enact permanent tax cut proposals. Finally, municipals bonds remain a favored investment vehicle for investors seeking quality in troubled times. Thus, while the markets still face many uncertainties, the municipal market remains a safe harbor for many investors. We are confident that municipal bonds can play a valuable role in the portfolios of quality- and tax-conscious investors.

*It is not possible to invest directly in an Index.

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- While California has seen isolated signs of recovery, the pace of job creation has been disappointing. Trade, personal services and government have been the prime generators of new employment, while technology companies remained reluctant to hire without signs of a sustained recovery. California's jobless rate was 6.2% in September 2002, up from 5.7% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at September 30, 2002. A significant exposure to GOs boosted performance, as the state's prolonged economic doldrums continued to pressure industrial and economically-sensitive issuers.

- Escrowed bonds were among the Portfolio's largest investments. Because the bonds are pre-refunded to maturity and backed by Treasury bonds, they are considered high quality, while, historically, they have provided above-average income.

- Special tax revenue bonds constituted a major commitment for the Portfolio. These issues provide California communities a financing mechanism for a broad array of public programs, such as utilities, road construction and transportation facilities.

- Call protection remained a priority of the Portfolio. Management sought to eliminate bonds with poor call features in favor of those with more call protection. Maintaining adequate call protection allows bonds to participate more fully in market rallies.

PORTFOLIO STATISTICS(6)
------------------------------------------------------
-  Number of Issues:                         48
-  Effective Maturity:                       8.6 years
-  Average Rating:                           AA
-  Average Call:                             7.6 years
-  Average Dollar Price:                     $102.95

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A and Class B shares had total returns of 8.74% and 8.36%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.76 on September 30, 2002 from $10.10 on March 31, 2002, and the reinvestment of $0.213 in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.73 from $10.07, and the reinvestment of $0.175 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2002 of $10.76 per share for Class A and $10.73 for Class B, the Fund's distribution rates were 3.90% and 3.22%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 7.00% and 5.78%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2002 were 2.59% and 1.89%, respectively.5 The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.65% and 3.39%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                 72.5%
AA                   2.1%
A                    1.3%
BBB                  6.7%
BB                   1.0%
Non-Rated           16.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                                       CLASS A    CLASS B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                               7.94%      6.88%
Five Years                                             5.53       4.72
Ten Years                                               N.A.      4.67
Life of Fund+                                          5.81       4.79
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
----------------------------------------------------------------------------
One Year                                               5.50%      3.88%
Five Years                                             5.04       4.72
Ten Years                                               N.A.      4.67
Life of Fund+                                          5.43       4.79

+ Inception date: Class A: 6/27/96; Class B: 5/29/92

5 LARGEST SECTORS(6)

BY TOTAL NET ASSETS

[CHART

INSURED - GENERAL OBLIGATIONS*             16.9%
ESCROWED/PREREFUNDED                       15.5%
SPECIAL TAX REVENUE                        13.8%
INSURED - ELECTRIC UTILITIES*              11.2%
INSURED - HOSPITAL*                         6.3%

------------------------

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 44.31% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002 INVESTMENT UPDATE


[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida's tourism sector regained some momentum in the wake of last year's post-September 11 travel concerns. Residential construction was robust, although commercial activity remained weak in response to lower business investment and expansion plans. Florida's jobless rate was 5.3% in September 2002, up from 5.0% a year ago.

- Insured* water and sewer bonds were the Portfolio's largest sector weighting at September 30, 2002. These water utility issues are attractive to investors in a slow economy because they represent an essential service, a non-discretionary expenditure backed by water bill payments.

- Insured* general obligations (GOs) were among the Portfolio's largest investments. In a period of unusually narrow quality spreads, insured* bonds represented good relative value. High quality GOs provide a measure of protection in a poor credit environment.

- Insured* special tax revenue bonds represented a large commitment of the Portfolio. These bonds were used to fund the building of infrastructure and the purchases of equipment by communities coping with Florida's continuing fast population growth.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher-income issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------
-  Number of Issues:                         66
-  Effective Maturity:                       8.0 years
-  Average Rating:                           AA+
-  Average Call:                             7.3 years
-  Average Dollar Price:                     $105.42

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares had total returns of 7.35%, 6.98% and 6.96%, respectively.(1) For Class A and Class B, this return resulted from an increase in net asset value (NAV) per share to $10.56 on September 30, 2002 from $10.05 on March 31, 2002, and the reinvestment of $0.220 in tax-free income for Class A and $0.185 for Class B.(2) For Class C, this return resulted from an increase in NAV to $9.97 from $9.49, and the reinvestment of $0.174 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2002 of $10.56 per share for Class A and Class B, and $9.97 for Class C, distribution rates were 4.07%, 3.41% and 3.41%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.63%, 5.55% and 5.55%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2002 were 3.00%, 2.32% and 2.32%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 4.89%, 3.78% and 3.78%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated            7.7%
AAA                 66.2%
AA                  16.1%
A                    7.1%
BBB                  2.9%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                    CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           7.66%       6.93%       6.92%
Five Years                         5.33        4.56        4.52
Ten Years                          N.A.        4.53        N.A.
Life of Fund+                      5.39        4.64        3.83
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           5.20%       3.93%       5.92%
Five Years                         4.86        4.56        4.52
Ten Years                          N.A.        4.53        N.A.
Life of Fund+                      5.01        4.64        3.83

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

5 LARGEST SECTORS(6)

By total net assets

[CHART]

INSURED - WATER & SEWER*                   14.7%
INSURED - GENERAL OBLIGATIONS*             12.2%
INSURED - SPECIAL TAX REVENUE*              8.6%
INSURED - TRANSPORTATION*                   7.7%
GENERAL OBLIGATIONS                         6.1%

----------------------

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax, or state intangibles tax.
     (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 38.6% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAVe with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND AS OF
SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy suffered job losses in the manufacturing, technology and financial services sectors in the past year. Lower capital spending has impacted technology-related companies, while a slumping stock market has hit the financial services sector. The September 2002 jobless rate was 5.2%, Up from 4.0% A year ago.

- Escrowed bonds were the Portfolio's largest sector weighting at September 30, 2002. Because they are backed by Treasury bonds, escrowed bonds are viewed as higher quality and tend to perform well in a positive market environment.

- Education bonds represented the second largest weighting within the Portfolio. The Portfolio's investments included Babson College and Boston College. Typically, these schools enjoy strong applicant demand and are more insulated from an economic slowdown than schools with less demand.

- Hospital bonds constituted a large investment for the Portfolio. With the industry facing the pressure of new reimbursement rules and intense competition, the Portfolio continued to focus on institutions we believe have sound financial structures, good management and a favorable demographic base.

- The Portfolio continued to pursue a relative-value approach, looking for value in relatively undervalued sectors of the market. We also continued to improve call protection, thereby adding potential for capital appreciation without sacrificing yield.

PORTFOLIO STATISTICS(6)
------------------------------------------------------
- Number of Issues:                          66
- Effective Maturity:                        8.7 years
- Average Rating:                            AA
- Average Call:                              8.1 years
- Average Dollar Price:                      $106.93

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares had total returns of 8.05%, 7.53% and 7.56%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.55 on September 30, 2002 from $9.98 on March 31, 2002, and the reinvestment of $0.224 in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.53 from $9.97, and the reinvestment of $0.184 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.10 from $9.56, and the reinvestment of $0.176 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2002 of $10.55 per share for Class A, $10.53 for Class B and $10.10 for Class C, distribution rates were 4.17%, 3.42% and 3.42%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.17%, 5.88% and 5.88%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2002 were 3.15%, 2.49% and 2.43%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.42%, 4.28% and 4.18%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated            3.8%
AAA                 50.2%
AA                  20.6%
A                    8.0%
BBB                 16.8%
BB                   0.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                     CLASS A     CLASS B     CLASS C
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                           7.60%       6.57%       6.79%
Five Years                         5.19        4.35        4.40
Ten Years                          N.A.        4.52        N.A.
Life of Fund+                      5.49        4.59        3.98
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                           5.14%       3.57%       5.79%
Five Years                         4.71        4.35        4.40
Ten Years                          N.A.        4.52        N.A.
Life of Fund+                      5.11        4.59        3.98

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

5 LARGEST SECTORS(6)

By total net assets

[CHART]

ESCROWED/PREREFUNDED                       17.0%
EDUCATION                                  14.3%
INSURED - GENERAL OBLIGATIONS*             12.6%
HOSPITAL                                   10.7%
TRANSPORTATION                              6.7%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax.
     (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 41.85% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002 INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Economic activity in New Jersey has remained somewhat sluggish, with businesses slow to hire in an uncertain climate. One bright spot was in the construction sector, prompted by a brisk housing market and strong demand for industrial space. The state's September 2002 jobless rate was 5.3%, well above the 4.5% rate of a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at September 30, 2002. The weak economy has resulted in lower income, sales and corporate tax receipts, producing a revenue squeeze for a wide variety of issuers. Insured* GOs offered high quality and protection in a difficult climate.

- Insured* hospitals were among the Portfolio's largest investments, including an issue for Dover General Hospital. Under the aegis of St. Clare's Health Services, Dover General provides a full range of medical and surgical services, as well as specialties in cancer care, pediatrics, child and elder care and behavioral care.

- Transportation bonds played a prominent role in the Portfolio, including an issue for the Port Authority of New York and New Jersey. The Authority operates tunnels, bridges, airports, shipping terminals, and other facilities in the 1,500 square-mile Port District.

- Management continued its efforts to improve the Portfolio's call protection. With the sharp decline in interest rates in recent years, many bonds in the market are now approaching call dates. Accordingly, call protection bears close monitoring by investors.

PORTFOLIO STATISTICS(6)
-----------------------------------------------------
- Number of Issues:                         61
- Effective Maturity:                       9.0 years
- Average Rating:                           AA+
- Average Call:                             8.3 years
- Average Dollar Price:                     $106.20

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A and Class B shares had total returns of 6.72% and 6.31%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.44 on September 30, 2002 from $10.00 on March 31, 2002, and the reinvestment of $0.226 in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.43 from $9.99, and the reinvestment of $0.185 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2002 of $10.44 per share for Class A and $10.43 for Class B, the Fund's distribution rates were 4.21% and 3.45%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 7.32% and 6.00%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2002 were 3.04% and 2.35%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.29% and 4.09%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated            4.7%
AAA                 64.0%
AA                  14.1%
A                    9.1%
BBB                  7.4%
B                    0.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                                       CLASS A     CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               6.98%      6.05%
Five Years                                             4.96       4.14
Ten Years                                              N.A.       4.38
Life of Fund+                                          5.38       4.53
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                                               4.62%      3.05%
Five Years                                             4.48       4.14
Ten Years                                              N.A.       4.38
Life of Fund+                                          5.00       4.53
+Inception date: Class A: 6/27/96; Class B: 6/1/92

5 LARGEST SECTORS(6)

By total net assets

[CHART]

INSURED - GENERAL OBLIGATIONS*             26.9%
INSURED - HOSPITAL*                         7.3%
GENERAL OBLIGATIONS                         7.2%
TRANSPORTATION                              7.0%
HOSPITAL                                    6.5%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.51% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/01 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- New York's economy continued to recover from the events of September 11, although job creation advanced at a slower rate than in recent years. While manufacturing and technology contracted, the construction sector showed surprising resilience. The state's September 2002 jobless rate was 5.8%, up from 5.2% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at September 30, 2002, providing good quality and reliable revenues. A large exposure to high-quality bonds boosted performance as the weak economy and lower rates prompted an extended market rally.

- Hospital bonds represented a significant weighting in the Portfolio. In a competitive New York hospital market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

- Special tax revenue bonds provided an attractive income stream. These issues provide New York state communities additional flexibility in financing a wide variety of public initiatives, including utilities, water and sewer projects and transportation projects.

- The Portfolio extended its efforts to diversify sector and coupon structure. Management also continued to improve call protection in order to protect against untimely calls and improve the Portfolio's performance potential in the event of a market rally.

PORTFOLIO STATISTICS(6)
-------------------------------------------------------------------------------
- Number of Issues:                         76
- Effective Maturity:                       8.9 years
- Average Rating:                           AA
- Average Call:                             8.2 years
- Average Dollar Price:                     $108.54

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares had total returns of 7.69%, 7.30% and 7.24%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.92 on September 30, 2002 from $10.36 on March 31, 2002, and the reinvestment of $0.229 in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.90 from $10.34, and the reinvestment of $0.185 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.37 from $9.84, and the reinvestment of $0.177 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2002 of $10.92 per share for Class A, $10.90 for Class B and $10.37 for Class C, distribution rates were 4.08%, 3.35% and 3.33%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.13%, 5.86% and 5.82%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2002 were 3.10%, 2.38% and 2.33%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.42%, 4.16% and 4.07%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated            6.3%
AAA                 46.4%
AA                  32.9%
A                    9.8%
BBB                  4.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

         7
Performance(7)                    CLASS  A     CLASS B     CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           7.98%       6.98%       7.21%
Five Years                         5.61        4.77        4.82
Ten Years                          N.A.        4.83        N.A.
Life of Fund+                      6.00        4.94        4.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           5.58%       3.98%       6.21%
Five Years                         5.12        4.77        4.82
Ten Years                          N.A.        4.83        N.A.
Life of Fund+                      5.62        4.94        4.26
+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C :12/8/93

5 LARGEST SECTORS(6)

By total net assets

[CHART]

INSURED - GENERAL OBLIGATIONS*              9.3%
HOSPITAL                                    9.3%
ESCROWED/PREREFUNDED                        8.8%
TRANSPORTATION                              8.2%
SPECIAL TAX REVENUES                        7.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.81% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio
     Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 2002 INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy has given mixed signals in recent months. With the exception of automakers and auto parts manufacturers - which were boosted by sales incentives - the manufacturing sector remained hampered by continuing sluggish demand. The state's September 2002 jobless rate was 5.5%, up from 4.4% a year ago.

- With quality remaining a prime consideration for the Portfolio, insured* and uninsured general obligations were the Portfolio's largest sector weightings at September 30, 2002. In a slow economy, insured* bonds provided an extra measure of security against the possibility of declining municipal revenues.

- The Portfolio maintained a selective exposure to hospital and insured* hospital bonds, with an emphasis on well-positioned facilities such as Children's Hospital of Akron. Children's is one of the nation's largest pediatric facilities, featuring more than 30 areas of specialized medical care.

- Amid narrow quality spreads, the Portfolio found opportunities among non-rated bonds in the nursing home and senior living sectors. Used to finance alternative health care solutions, these research-intensive bonds carried very attractive coupons.

- The Portfolio made structural changes to adjust to shifting market conditions. Management maintained a well-diversified coupon allocation, balancing higher- coupon issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

PORTFOLIO STATISTICS(6)
-------------------------------------------------------------------------------
- Number of Issues:                         48
- Effective Maturity:                       9.2 years
- Average Rating:                           AA
- Average Call:                             8.1 years
- Average Dollar Price:                     $106.91

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A and Class B shares had total returns of 7.46% and 7.08%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.10 on September 30, 2002 from $9.59 on March 31, 2002, and the reinvestment of $0.199 and $0.164 per share, respectively, in tax-free income.(2)

- Based on the most recent dividends and NAVs on September 30, 2002 of $10.10 per share for Class A and Class B, the Fund's distribution rates were 3.86% and 3.17%, respectively.(3) The distribution rates of Class A and Class B shares are equivalent to taxable rates of 6.80% and 5.58%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at September 30, 2002 were 2.74% and 2.06%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.82% and 3.63%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated        5.1%
AAA             57.0%
AA              18.3%
A                7.9%
BBB              9.8%
BB               1.9%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(7)                                        CLASS A   CLASS B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                               7.33%      6.57%
Five Years                                             4.67       3.91
Life of Fund+                                          5.05       4.11
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                               4.87%      3.57%
Five Years                                             4.20       3.91
Life of Fund+                                          4.65       4.11

+Inception date: Class A: 10/22/96; Class B: 4/16/93


5 LARGEST SECTORS(6)

By total net assets

[CHART]

INSURED - GENERAL OBLIGATIONS*             26.4%
GENERAL OBLIGATIONS                        11.5%
INSURED* - TRANSPORTATION                   6.1%
LEASE REVENUE/COPS                          5.5%
HOSPITAL                                    5.5%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.21% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and
     5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum
     2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND AS OF
SEPTEMBER 30, 2002

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Not surprisingly, the weak economy has cost Pennsylvania manufacturing jobs, especially in the durable goods and electronics areas. Construction, however, has continued to generate new employment, as has local government. Pennsylvania's jobless rate was 5.3% in September 2002, up from the 4.8% pace of a year ago.

- Insured* general obligations (GOs) constituted the Portfolio's largest sector weighting at September 30, 2002. A stubbornly weak economy has produced an uncertain revenue outlook for many Pennsylvania issuers. As a result, the insured* GO sector has become increasingly attractive to municipal investors.

- Hospital bonds remained a major focus for the Portfolio. Management focused on institutions dominant in urban markets or sole providers in large rural areas, which have tended to be more resilient in a competitive health care climate.

- Escrowed bonds were a major commitment for the Portfolio. Pre-refunded and backed by Treasury bonds, escrowed issues generally provide above-average coupons when compared to other municipal bonds, are deemed high quality and are especially valued by investors in a weak credit environment.

- Given sharply lower interest rates, management upgraded the Portfolio's coupon structure and call protection. Faced with the prospect of a faster pace of refundings, call protection has become an increasingly important consideration for municipal investors.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
- Number of Issues:                         59
- Effective Maturity:                       8.3 years
- Average Rating:                           AA
- Average Call:                             7.7 years
- Average Dollar Price:                     $100.84

THE FUND

- During the six months ended September 30, 2002, the Fund's Class A, Class B and Class C shares had total returns of 7.32%, 7.01% and 6.97%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.63 on September 30, 2002 from $10.13 and $10.12, respectively, on March 31, 2002, and the reinvestment of $0.233 and $0.193 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.07 from $9.59, and the reinvestment of $0.183 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2002 of $10.63 per share for Class A and Class B, and $10.07 for Class C, distribution rates were 4.33%, 3.57% and 3.57%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 7.26%, 5.98% and 5.98%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2002 were 3.45%, 2.74% and 2.78%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.78%, 4.59% and 4.66%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

Non-Rated       11.7%
AAA             68.3%
A                6.6%
BBB             13.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF SEPTEMBER 30,2002

PERFORMANCE(7)                   CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                           7.78%       6.96%       7.04%
Five Years                         5.06        4.26        4.23
Ten Years                          N.A.        4.54        N.A.
Life of Fund+                      5.57        4.75        4.00
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                           5.33%       3.96%       6.04%
Five Years                         4.58        4.26        4.23
Ten Years                          N.A.        4.54        N.A.
Life of Fund+                      5.19        4.75        4.00

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

5 LARGEST SECTORS(6)

By total net assets

[CHART]

INSURED - GENERAL OBLIGATIONS*          26.5%
HOSPITAL                                11.3%
ESCROWED/PREREFUNDED                     9.0%
INSURED - TRANSPORTATION*                8.3%
INSURED - EDUCATION*                     6.6%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax, or state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 40.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/02 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; and 1% - 4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $23,083,674   $49,535,443    $53,987,283
   Unrealized appreciation        2,152,784     3,281,395      3,556,756
-------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $25,236,458   $52,816,838    $57,544,039
-------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    14,382   $    76,479    $   295,180
-------------------------------------------------------------------------
TOTAL ASSETS                    $25,250,840   $52,893,317    $57,839,219
-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    57,887   $        --    $    92,920
Dividends payable                    36,522        71,733         78,117
Payable to affiliate for
   service fees                          --         1,212          1,352
Accrued expenses                     12,672        18,465         20,508
-------------------------------------------------------------------------
TOTAL LIABILITIES               $   107,081   $    91,410    $   192,897
-------------------------------------------------------------------------
NET ASSETS                      $25,143,759   $52,801,907    $57,646,322
-------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                 $25,296,952   $53,167,268    $56,407,981
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,254,534)   (3,554,157)    (2,298,262)
Accumulated distributions in
   excess of net investment
   income                           (51,443)      (92,599)       (20,153)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          2,152,784     3,281,395      3,556,756
-------------------------------------------------------------------------
TOTAL                           $25,143,759   $52,801,907    $57,646,322
-------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------
NET ASSETS                      $21,658,985   $37,737,992    $40,689,817
SHARES OUTSTANDING                2,012,559     3,572,113      3,858,467
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.76   $     10.56    $     10.55
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     11.01   $     10.80    $     10.79
-------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------
NET ASSETS                      $ 3,484,774   $ 5,249,751    $ 5,805,294
SHARES OUTSTANDING                  324,716       497,163        551,282
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.73   $     10.56    $     10.53
-------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------
NET ASSETS                      $        --   $ 9,814,164    $11,151,211
SHARES OUTSTANDING                       --       984,003      1,104,124
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      9.97    $     10.10
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                 NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $39,889,361   $76,207,918   $18,275,618   $44,366,801
   Unrealized appreciation        2,820,581     5,099,823     1,194,350     2,797,632
--------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $42,709,942   $81,307,741   $19,469,968   $47,164,433
--------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    14,291   $   387,143   $    38,994   $    10,305
--------------------------------------------------------------------------------------
TOTAL ASSETS                    $42,724,233   $81,694,884   $19,508,962   $47,174,738
--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    30,947   $    97,529   $    64,949   $   110,076
Dividends payable                    67,319       104,557        28,335        66,661
Payable to affiliate for
   service fees                          --         2,004            --         1,195
Accrued expenses                     18,935        24,249        10,948        19,993
--------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   117,201   $   228,339   $   104,232   $   197,925
--------------------------------------------------------------------------------------
NET ASSETS                      $42,607,032   $81,466,545   $19,404,730   $46,976,813
--------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------
Paid-in capital                 $42,095,539   $77,822,622   $19,845,892   $45,881,639
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,228,772)   (1,323,934)   (1,619,489)   (1,693,627)
Accumulated distributions in
   excess of net investment
   income                           (80,316)     (131,966)      (16,023)       (8,831)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          2,820,581     5,099,823     1,194,350     2,797,632
--------------------------------------------------------------------------------------
TOTAL                           $42,607,032   $81,466,545   $19,404,730   $46,976,813
--------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $37,533,753   $55,536,585   $17,968,120   $31,653,826
SHARES OUTSTANDING                3,594,886     5,085,127     1,778,144     2,977,660
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.44   $     10.92   $     10.10   $     10.63
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.68   $     11.17   $     10.33   $     10.87
--------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $ 5,073,279   $ 9,618,631   $ 1,436,610   $ 5,649,063
SHARES OUTSTANDING                  486,358       882,169       142,287       531,587
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.43   $     10.90   $     10.10   $     10.63
--------------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $        --   $16,311,329   $        --   $ 9,673,924
SHARES OUTSTANDING                       --     1,573,157            --       960,797
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $     10.37   $        --   $     10.07
--------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $  586,025    $1,160,393    $1,224,365
Expenses allocated from
   Portfolio                        (79,739)     (127,817)     (141,269)
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $  506,286    $1,032,576    $1,083,096
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees' fees and expenses      $      101    $      101    $      101
Distribution and service fees
   Class A                           15,572        26,642        27,015
   Class B                           11,962        17,992        21,721
   Class C                               --        31,452        37,585
Legal and accounting services         9,387         9,146         8,903
Printing and postage                  1,768         3,214         5,006
Custodian fee                         4,155         4,773         5,280
Transfer and dividend
   disbursing agent fees              5,912        12,033        13,959
Registration fees                       732         1,926         1,240
Miscellaneous                         3,753         4,353         3,912
-------------------------------------------------------------------------
TOTAL EXPENSES                   $   53,342    $  111,632    $  124,722
-------------------------------------------------------------------------

NET INVESTMENT INCOME            $  452,944    $  920,944    $  958,374
-------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   58,426    $   81,430    $    4,001
   Financial futures contracts     (145,738)     (149,367)     (451,637)
-------------------------------------------------------------------------
NET REALIZED LOSS                $  (87,312)   $  (67,937)   $ (447,636)
-------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $1,672,133    $2,634,484    $3,347,652
   Financial futures contracts      (72,420)     (201,421)     (114,976)
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $1,599,713    $2,433,063    $3,232,676
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $1,512,401    $2,365,126    $2,785,040
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $1,965,345    $3,286,070    $3,743,414
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                 NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                     $1,043,303    $1,631,243    $  461,111    $1,114,089
Expenses allocated from
   Portfolio                       (125,235)     (182,605)      (65,946)     (128,576)
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                     $  918,068    $1,448,638    $  395,165    $  985,513
--------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------
Trustees' fees and expenses      $      101    $    1,016    $      101    $      101
Distribution and service fees
   Class A                           27,294        36,354        12,967        23,118
   Class B                           17,627        31,146         6,271        17,117
   Class C                               --        46,122            --        37,334
Legal and accounting services        12,065         9,476        11,152         9,246
Printing and postage                  5,045         6,597         1,541         5,040
Custodian fee                         4,588         6,241         4,186         4,883
Transfer and dividend
   disbursing agent fees             11,926        19,718         4,438        15,263
Registration fees                       161         1,330           355           128
Miscellaneous                         4,567         4,700         1,710         4,083
--------------------------------------------------------------------------------------
TOTAL EXPENSES                   $   83,374    $  162,700    $   42,721    $  116,313
--------------------------------------------------------------------------------------

NET INVESTMENT INCOME            $  834,694    $1,285,938    $  352,444    $  869,200
--------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
--------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)    $   27,504    $ (139,814)   $   (8,030)   $      920
   Financial futures contracts     (408,518)     (250,889)     (177,860)     (303,600)
--------------------------------------------------------------------------------------
NET REALIZED LOSS                $ (381,014)   $ (390,703)   $ (185,890)   $ (302,680)
--------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                $2,227,999    $4,014,542    $1,237,481    $2,621,594
   Financial futures contracts     (102,929)     (108,170)      (69,090)     (194,888)
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)   $2,125,070    $3,906,372    $1,168,391    $2,426,706
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                          $1,744,056    $3,515,669    $  982,501    $2,124,026
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $2,578,750    $4,801,607    $1,334,945    $2,993,226
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   452,944   $   920,944    $   958,374
   Net realized loss                   (87,312)      (67,937)      (447,636)
   Net change in unrealized
      appreciation (depreciation)    1,599,713     2,433,063      3,232,676
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,965,345   $ 3,286,070    $ 3,743,414
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (420,457)  $  (747,599)   $  (780,827)
      Class B                          (44,080)      (70,349)       (85,150)
      Class C                               --      (121,993)      (143,824)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (464,537)  $  (939,941)   $(1,009,801)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 1,225,114   $ 3,066,756    $ 7,296,237
      Class B                        2,088,740     2,865,073      2,236,038
      Class C                               --     5,488,145      5,965,575
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          184,674       284,538        430,440
      Class B                           22,188        27,407         65,453
      Class C                               --        37,832         81,455
   Cost of shares redeemed
      Class A                       (2,152,080)   (1,343,875)    (3,210,159)
      Class B                         (195,730)     (135,771)      (394,543)
      Class C                               --      (388,684)    (1,007,348)
   Net asset value of shares
      exchanged
      Class A                          329,020       333,368        338,562
      Class B                         (329,020)     (333,368)      (338,562)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 1,172,906   $ 9,901,421    $11,463,148
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 2,673,714   $12,247,550    $14,196,761
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period             $22,470,045   $40,554,357    $43,449,561
----------------------------------------------------------------------------
AT END OF PERIOD                   $25,143,759   $52,801,907    $57,646,322
----------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                   $   (51,443)  $   (92,599)   $   (20,153)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------
From operations --
   Net investment income           $   834,694   $ 1,285,938   $   352,444   $   869,200
   Net realized loss                  (381,014)     (390,703)     (185,890)     (302,680)
   Net change in unrealized
      appreciation (depreciation)    2,125,070     3,906,372     1,168,391     2,426,706
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 2,578,750   $ 4,801,607   $ 1,334,945   $ 2,993,226
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (789,205)  $(1,021,815)  $  (343,614)  $  (684,312)
      Class B                          (68,970)     (119,570)      (22,775)      (69,091)
      Class C                               --      (173,822)           --      (151,788)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (858,175)  $(1,315,207)  $  (366,389)  $  (905,191)
-----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,649,739   $ 9,772,624   $   936,527   $ 1,812,740
      Class B                        2,494,974     4,944,076       329,611     2,916,066
      Class C                               --     9,167,499            --     3,902,451
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          516,349       589,782       200,299       299,725
      Class B                           28,746        52,011         5,908        37,875
      Class C                               --        89,787            --        73,395
   Cost of shares redeemed
      Class A                       (2,402,068)   (2,722,101)     (533,027)   (1,840,296)
      Class B                         (451,404)      (53,310)     (203,117)      (95,386)
      Class C                               --      (902,105)           --    (1,967,806)
   Net asset value of shares
      exchanged
      Class A                          318,466       520,906       158,001        44,095
      Class B                         (318,466)     (520,906)     (158,001)      (44,095)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 2,836,336   $20,938,263   $   736,201   $ 5,138,764
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 4,556,911   $24,424,663   $ 1,704,757   $ 7,226,799
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of period             $38,050,121   $57,041,882   $17,699,973   $39,750,014
-----------------------------------------------------------------------------------------
AT END OF PERIOD                   $42,607,032   $81,466,545   $19,404,730   $46,976,813
-----------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
-----------------------------------------------------------------------------------------
AT END OF PERIOD                   $   (80,316)  $  (131,966)  $   (16,023)  $    (8,831)
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    CALIFORNIA     FLORIDA     MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
----------------------------------------------------------------------------
From operations --
   Net investment income           $   897,691   $ 1,665,151    $ 1,689,989
   Net realized gain                    26,643        97,348         59,661
   Net change in unrealized
      appreciation (depreciation)     (404,987)     (426,067)      (628,573)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   519,347   $ 1,336,432    $ 1,121,077
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (836,656)  $(1,475,428)   $(1,473,582)
      Class B                          (60,383)      (92,257)      (106,545)
      Class C                               --      (110,747)      (131,334)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $  (897,039)  $(1,678,432)   $(1,711,461)
----------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,901,555   $ 2,430,093    $ 3,017,784
      Class B                        1,188,057     1,870,660      2,796,200
      Class C                               --     2,759,456      3,443,798
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          352,873       582,690        781,423
      Class B                           20,383        32,526         77,078
      Class C                               --        29,393         56,705
   Cost of shares redeemed
      Class A                       (1,980,365)   (4,300,670)    (2,920,535)
      Class B                       (1,102,570)     (745,304)      (387,333)
      Class C                               --    (1,029,846)      (351,923)
   Net asset value of shares
      exchanged
      Class A                          233,192     3,415,560        670,995
      Class B                         (233,192)   (3,415,560)      (670,995)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 1,379,933   $ 1,628,998    $ 6,513,197
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 1,002,241   $ 1,286,998    $ 5,922,813
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year               $21,467,804   $39,267,359    $37,526,748
----------------------------------------------------------------------------
AT END OF YEAR                     $22,470,045   $40,554,357    $43,449,561
----------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                     $   (39,850)  $   (73,602)   $    31,274
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
-----------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 1,575,988   $ 2,273,538   $   683,677   $ 1,579,747
   Net realized gain (loss)            210,977       230,873       (71,986)      (45,590)
   Net change in unrealized
      appreciation (depreciation)     (820,474)   (1,189,970)     (193,516)     (478,492)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $   966,491   $ 1,314,441   $   418,175   $ 1,055,665
-----------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $(1,528,176)  $(2,005,634)  $  (692,056)  $(1,329,228)
      Class B                          (82,892)     (147,249)      (39,202)      (81,217)
      Class C                               --      (167,035)           --      (205,029)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(1,611,068)  $(2,319,918)  $  (731,258)  $(1,615,474)
-----------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 5,668,787   $ 4,218,280   $ 2,355,666   $ 2,021,878
      Class B                        2,282,640     3,484,646     1,076,409     2,085,454
      Class C                               --     6,044,707            --     3,482,398
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          943,683     1,143,164       435,841       567,681
      Class B                           51,077        62,671        17,373        40,828
      Class C                               --       112,861            --       111,264
   Cost of shares redeemed
      Class A                       (2,994,603)   (5,597,045)   (1,811,658)   (2,438,822)
      Class B                         (622,537)     (855,172)     (625,749)     (457,897)
      Class C                               --    (1,175,096)           --      (641,664)
   Net asset value of shares
      exchanged
      Class A                          988,991     2,000,241       573,924     1,264,357
      Class B                         (988,991)   (2,000,241)     (573,924)   (1,264,357)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS         $ 5,329,047   $ 7,439,016   $ 1,447,882   $ 4,771,120
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS         $ 4,684,470   $ 6,433,539   $ 1,134,799   $ 4,211,311
-----------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------
At beginning of year               $33,365,651   $50,608,343   $16,565,174   $35,538,703
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $38,050,121   $57,041,882   $17,699,973   $39,750,014
-----------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-----------------------------------------------------------------------------------------
AT END OF YEAR                     $   (56,835)  $  (102,697)  $    (2,078)  $    27,160
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CALIFORNIA LIMITED FUND -- CLASS A
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.100               $10.260            $ 9.700        $10.350      $10.330     $ 9.980
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.206               $ 0.430            $ 0.440        $ 0.440      $ 0.453     $ 0.459
Net realized and unrealized
   gain (loss)                           0.665                (0.160)             0.559         (0.640)       0.030       0.362
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.871               $ 0.270            $ 0.999        $(0.200)     $ 0.483     $ 0.821
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.211)              $(0.430)           $(0.439)       $(0.450)     $(0.463)    $(0.471)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.211)              $(0.430)           $(0.439)       $(0.450)     $(0.463)    $(0.471)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.760               $10.100            $10.260        $ 9.700      $10.350     $10.330
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           8.74%                 2.65%             10.54%         (1.88)%       4.56%       8.56%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $21,659               $20,747            $19,578        $20,448      $26,170     $25,780
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.07%(5)              1.02%              1.03%          1.04%        0.95%       0.96%
   Expenses after custodian
      fee reduction(4)                    1.05%(5)              1.00%              1.00%          1.04%        0.94%       0.94%
   Net investment income                  3.96%(5)              4.19%              4.42%          4.48%        4.37%       4.51%
Portfolio Turnover of the
   Portfolio                                 5%                    9%                 8%            13%          29%         40%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, increase net realized and unrealized losses per share by $.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            CALIFORNIA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.070               $10.260            $ 9.700
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.164               $ 0.353            $ 0.365
Net realized and unrealized
   gain (loss)                           0.669                (0.185)             0.564
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.833               $ 0.168            $ 0.929
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.173)              $(0.358)           $(0.369)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.173)              $(0.358)           $(0.369)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.730               $10.070            $10.260
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                           8.36%                 1.64%              9.77%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 3,485               $ 1,723            $ 1,890
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.81%(5)              1.77%              1.78%
   Expenses after custodian
      fee reduction(4)                    1.79%(5)              1.75%              1.75%
   Net investment income                  3.15%(5)              3.44%              3.68%
Portfolio Turnover of the
   Portfolio                                 5%                    9%                 8%
-----------------------------------------------------------------------------------------

                                   CALIFORNIA LIMITED FUND -- CLASS B
                                -----------------------------------------
                                          YEAR ENDED MARCH 31,
                                -----------------------------------------
                                  2000(1)        1999(1)        1998(1)
------------------------------
Net asset value -- Beginning
   of period                      $10.350        $10.330        $ 9.980
------------------------------
Income (loss) from operations
------------------------------
Net investment income             $ 0.366        $ 0.382        $ 0.386
Net realized and unrealized
   gain (loss)                     (0.636)         0.025          0.362
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.270)       $ 0.407        $ 0.748
------------------------------
Less distributions
------------------------------
From net investment income        $(0.380)       $(0.387)       $(0.398)
------------------------------
TOTAL DISTRIBUTIONS               $(0.380)       $(0.387)       $(0.398)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.700        $10.350        $10.330
------------------------------
TOTAL RETURN(3)                     (2.58)%         3.99%          7.60%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 2,088        $ 2,399        $ 5,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.79%          1.62%          1.76%
   Expenses after custodian
      fee reduction(4)               1.79%          1.61%          1.74%
   Net investment income             3.73%          3.71%          3.76%
Portfolio Turnover of the
   Portfolio                           13%            29%            40%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $.002, increase net realized and unrealized losses per share by $.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   FLORIDA LIMITED FUND -- CLASS A
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.050               $10.130            $ 9.670        $10.270        $10.290      $ 9.980
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.214               $ 0.449            $ 0.449        $ 0.448        $ 0.453      $ 0.465
Net realized and unrealized
   gain (loss)                           0.513                (0.077)             0.455         (0.597)        (0.018)       0.307
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.727               $ 0.372            $ 0.904        $(0.149)       $ 0.435      $ 0.772
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.217)              $(0.452)           $(0.444)       $(0.451)       $(0.455)     $(0.462)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.217)              $(0.452)           $(0.444)       $(0.451)       $(0.455)     $(0.462)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560               $10.050            $10.130        $ 9.670        $10.270      $10.290
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.35%                 3.71%              9.59%         (1.43)%         4.10%        8.06%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $37,738               $33,611            $31,754        $36,952        $49,355      $50,116
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.89%(5)              0.94%              0.95%          0.97%          0.90%        0.90%
   Expenses after custodian
      fee reduction(4)                    0.85%(5)              0.91%              0.93%          0.94%          0.88%        0.88%
   Net investment income                  4.14%(5)              4.42%              4.57%          4.55%          4.38%        4.61%
Portfolio Turnover of the
   Portfolio                                 8%                   15%                 7%            16%            16%          38%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              FLORIDA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.050               $10.130            $ 9.670
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.174               $ 0.377            $ 0.369
Net realized and unrealized
   gain (loss)                           0.518                (0.077)             0.460
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.692               $ 0.300            $ 0.829
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.182)              $(0.380)           $(0.369)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.182)              $(0.380)           $(0.369)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560               $10.050            $10.130
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                           6.98%                 2.98%              8.76%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,250               $ 2,621            $ 4,905
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.64%(5)              1.69%              1.70%
   Expenses after custodian
      fee reduction(4)                    1.60%(5)              1.66%              1.68%
   Net investment income                  3.37%(5)              3.72%              3.81%
Portfolio Turnover of the
   Portfolio                                 8%                   15%                 7%
-----------------------------------------------------------------------------------------

                                     FLORIDA LIMITED FUND -- CLASS B
                                -----------------------------------------
                                          YEAR ENDED MARCH 31,
                                -----------------------------------------
                                  2000(1)        1999(1)        1998(1)
------------------------------
Net asset value -- Beginning
   of period                      $10.270        $10.290        $ 9.980
------------------------------
Income (loss) from operations
------------------------------
Net investment income             $ 0.374        $ 0.378        $ 0.391
Net realized and unrealized
   gain (loss)                     (0.598)        (0.018)         0.307
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.224)       $ 0.360        $ 0.698
------------------------------
Less distributions
------------------------------
From net investment income        $(0.376)       $(0.380)       $(0.388)
------------------------------
TOTAL DISTRIBUTIONS               $(0.376)       $(0.380)       $(0.388)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.670        $10.270        $10.290
------------------------------
TOTAL RETURN(3)                     (2.17)%         3.54%          7.08%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 4,907        $ 6,326        $10,612
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.71%          1.63%          1.66%
   Expenses after custodian
      fee reduction(4)               1.68%          1.61%          1.64%
   Net investment income             3.80%          3.67%          3.84%
Portfolio Turnover of the
   Portfolio                           16%            16%            38%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             FLORIDA LIMITED FUND -- CLASS C
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.490               $ 9.570            $ 9.140        $ 9.710        $ 9.730
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.162               $ 0.348            $ 0.356        $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                           0.490                (0.068)             0.423         (0.570)        (0.012)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.652               $ 0.280            $ 0.779        $(0.216)       $ 0.344
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.172)              $(0.360)           $(0.349)       $(0.354)       $(0.364)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.172)              $(0.360)           $(0.349)       $(0.354)       $(0.364)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.970               $ 9.490            $ 9.570        $ 9.140        $ 9.710
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           6.96%                 2.93%              8.70%         (2.21)%         3.57%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,814               $ 4,322            $ 2,609        $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.64%(5)              1.69%              1.69%          1.71%          1.66%
   Expenses after custodian
      fee reduction(4)                    1.60%(5)              1.66%              1.67%          1.68%          1.64%
   Net investment income                  3.33%(5)              3.63%              3.84%          3.80%          3.65%
Portfolio Turnover of the
   Portfolio                                 8%                   15%                 7%            16%            16%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                MASSACHUSETTS LIMITED FUND -- CLASS A
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.980               $10.110            $ 9.680        $10.320        $10.330      $ 9.990
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.211               $ 0.443            $ 0.462        $ 0.455        $ 0.450      $ 0.457
Net realized and unrealized
   gain (loss)                           0.580                (0.124)             0.413         (0.648)        (0.004)       0.339
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.791               $ 0.319            $ 0.875        $(0.193)       $ 0.446      $ 0.796
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.221)              $(0.449)           $(0.445)       $(0.447)       $(0.456)     $(0.456)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.221)              $(0.449)           $(0.445)       $(0.447)       $(0.456)     $(0.456)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.550               $ 9.980            $10.110        $ 9.680        $10.320      $10.330
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           8.05%                 3.17%              9.26%         (1.85)%         4.19%        8.29%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $40,690               $33,848            $32,736        $37,411        $43,436      $43,575
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.90%(5)              0.94%              0.95%          0.94%          0.94%        0.96%
   Expenses after custodian
      fee reduction(4)                    0.88%(5)              0.91%              0.92%          0.91%          0.91%        0.92%
   Net investment income                  4.11%(5)              4.37%              4.70%          4.61%          4.35%        4.53%
Portfolio Turnover of the
   Portfolio                                 8%                    8%                 8%            15%            19%          46%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           MASSACHUSETTS LIMITED FUND -- CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.970               $10.110            $ 9.680
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.171               $ 0.364            $ 0.387
Net realized and unrealized
   gain (loss)                           0.570                (0.135)             0.410
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.741               $ 0.229            $ 0.797
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.181)              $(0.369)           $(0.367)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.181)              $(0.369)           $(0.367)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.530               $ 9.970            $10.110
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.53%                 2.27%              8.19%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,805               $ 3,969            $ 2,218
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.64%(5)              1.69%              1.70%
   Expenses after custodian
      fee reduction(4)                    1.62%(5)              1.66%              1.67%
   Net investment income                  3.33%(5)              3.59%              3.93%
Portfolio Turnover of the
   Portfolio                                 8%                    8%                 8%
-----------------------------------------------------------------------------------------

                                  MASSACHUSETTS LIMITED FUND -- CLASS B
                                -----------------------------------------
                                          YEAR ENDED MARCH 31,
                                -----------------------------------------
                                  2000(1)        1999(1)        1998(1)
------------------------------
Net asset value -- Beginning
   of period                      $10.320        $10.330        $ 9.990
------------------------------
Income (loss) from operations
------------------------------
Net investment income             $ 0.380        $ 0.373        $ 0.384
Net realized and unrealized
   gain (loss)                     (0.651)        (0.005)         0.339
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.271)       $ 0.368        $ 0.723
------------------------------
Less distributions
------------------------------
From net investment income        $(0.369)       $(0.378)       $(0.383)
------------------------------
TOTAL DISTRIBUTIONS               $(0.369)       $(0.378)       $(0.383)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.680        $10.320        $10.330
------------------------------
TOTAL RETURN(3)                     (2.62)%         3.60%          7.33%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 2,000        $ 2,747        $ 8,451
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.69%          1.70%          1.70%
   Expenses after custodian
      fee reduction(4)               1.66%          1.67%          1.66%
   Net investment income             3.84%          3.61%          3.85%
Portfolio Turnover of the
   Portfolio                           15%            19%            46%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          MASSACHUSETTS LIMITED FUND -- CLASS C
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.560               $ 9.680            $ 9.260        $ 9.860        $ 9.880
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.161               $ 0.348            $ 0.375        $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                           0.553                (0.114)             0.395         (0.612)        (0.006)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.714               $ 0.234            $ 0.770        $(0.248)       $ 0.348
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.174)              $(0.354)           $(0.350)       $(0.352)       $(0.368)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.174)              $(0.354)           $(0.350)       $(0.352)       $(0.368)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.100               $ 9.560            $ 9.680        $ 9.260        $ 9.860
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.56%                 2.40%              8.49%         (2.51)%         3.56%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $11,151               $ 5,632            $ 2,573        $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.64%(5)              1.69%              1.71%          1.69%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.62%(5)              1.66%              1.68%          1.66%          1.67%
   Net investment income                  3.28%(5)              3.58%              3.99%          3.87%          3.57%
Portfolio Turnover of the
   Portfolio                                 8%                    8%                 8%            15%            19%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                NEW JERSEY LIMITED FUND -- CLASS A
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.000               $10.180          $ 9.780       $10.320        $10.350      $10.070
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.216               $ 0.453          $ 0.470       $ 0.464        $ 0.463      $ 0.464
Net realized and unrealized
   gain (loss)                           0.446                (0.169)           0.392        (0.540)        (0.030)       0.279
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.662               $ 0.284          $ 0.862       $(0.076)       $ 0.433      $ 0.743
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.222)              $(0.464)         $(0.462)      $(0.464)       $(0.463)     $(0.463)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.222)              $(0.464)         $(0.462)      $(0.464)       $(0.463)     $(0.463)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.440               $10.000          $10.180       $ 9.780        $10.320      $10.350
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           6.72%                 2.82%            9.04%        (0.70)%         4.04%        7.69%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $37,534               $34,898          $30,889       $32,710        $36,591      $35,879
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.96%(5)              0.96%            0.98%         0.99%          0.95%        0.99%
   Expenses after custodian
      fee reduction(4)                    0.96%(5)              0.94%            0.96%         0.96%          0.95%        0.98%
   Net investment income                  4.22%(5)              4.47%            4.73%         4.68%          4.47%        4.56%
Portfolio Turnover of the
   Portfolio                                15%                   17%              11%           15%            13%          21%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net invesment income to average net assets from 4.46% to 4.47%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 NEW JERSEY LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.990               $10.180          $ 9.780       $10.320        $10.350        $10.070
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.176               $ 0.376          $ 0.411       $ 0.388        $ 0.383        $ 0.391
Net realized and unrealized
   gain (loss)                           0.446                (0.182)           0.373        (0.542)        (0.028)         0.279
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.622               $ 0.194          $ 0.784       $(0.154)       $ 0.355        $ 0.670
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.182)              $(0.384)         $(0.384)      $(0.386)       $(0.385)       $(0.390)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.182)              $(0.384)         $(0.384)      $(0.386)       $(0.385)       $(0.390)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.430               $ 9.990          $10.180       $ 9.780        $10.320        $10.350
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           6.31%                 1.92%            8.41%        (1.48)%         3.46%          6.73%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,073               $ 3,152          $ 2,476       $ 2,272        $ 3,056        $ 8,620
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.71%(5)              1.71%            1.73%         1.74%          1.72%          1.72%
   Expenses after custodian
      fee reduction(4)                    1.71%(5)              1.69%            1.71%         1.71%          1.72%          1.71%
   Net investment income                  3.43%(5)              3.70%            3.97%         3.91%          3.70%          3.85%
Portfolio Turnover of the
   Portfolio                                15%                   17%              11%           15%            13%            21%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distibutions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 NEW YORK LIMITED FUND -- CLASS A
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.360               $10.550          $10.030       $10.560        $10.510      $10.040
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.220               $ 0.460          $ 0.470       $ 0.470        $ 0.468      $ 0.461
Net realized and unrealized
   gain (loss)                           0.565                (0.180)           0.519        (0.529)         0.047        0.470
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.785               $ 0.280          $ 0.989       $(0.059)       $ 0.515      $ 0.931
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.225)              $(0.470)         $(0.469)      $(0.471)       $(0.465)     $(0.461)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.225)              $(0.470)         $(0.469)      $(0.471)       $(0.465)     $(0.461)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.920               $10.360          $10.550       $10.030        $10.560      $10.510
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.69%                 2.67%           10.11%        (0.50)%         4.78%        9.61%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $55,537               $44,811          $43,835       $45,773        $57,864      $59,442
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.87%(5)              0.92%            0.94%         0.96%          0.91%        0.93%
   Expenses after custodian
      fee reduction(4)                    0.85%(5)              0.89%            0.92%         0.93%          0.91%        0.91%
   Net investment income                  4.12%(5)              4.37%            4.59%         4.63%          4.42%        4.50%
Portfolio Turnover of the
   Portfolio                                10%                   11%              10%           18%            17%          53%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  NEW YORK LIMITED FUND -- CLASS B
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001        2000(1)        1999(1)        1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.340               $10.550          $10.030       $10.560        $10.510        $10.040
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.178               $ 0.378          $ 0.397       $ 0.391        $ 0.386        $ 0.388
Net realized and unrealized
   gain (loss)                           0.567                (0.198)           0.512        (0.530)         0.050          0.470
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.745               $ 0.180          $ 0.909       $(0.139)       $ 0.436        $ 0.858
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.185)              $(0.390)         $(0.389)      $(0.391)       $(0.386)       $(0.388)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.185)              $(0.390)         $(0.389)      $(0.391)       $(0.386)       $(0.388)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.900               $10.340          $10.550       $10.030        $10.560        $10.510
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.30%                 1.80%            9.26%        (1.29)%         4.20%          8.65%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,619               $ 4,822          $ 4,227       $ 3,960        $ 5,078        $12,220
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.62%(5)              1.67%            1.69%         1.71%          1.68%          1.70%
   Expenses after custodian
      fee reduction(4)                    1.60%(5)              1.64%            1.67%         1.68%          1.68%          1.68%
   Net investment income                  3.34%(5)              3.59%            3.83%         3.87%          3.67%          3.77%
Portfolio Turnover of the
   Portfolio                                10%                   11%              10%           18%            17%            53%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           NEW YORK LIMITED FUND -- CLASS C
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001        2000(1)        1999(1)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.840               $10.010          $ 9.510       $10.000        $ 9.950
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.167               $ 0.356          $ 0.369       $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                           0.537                (0.163)           0.493        (0.490)         0.053
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.704               $ 0.193          $ 0.862       $(0.126)       $ 0.421
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.174)              $(0.363)         $(0.362)      $(0.364)       $(0.371)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.174)              $(0.363)         $(0.362)      $(0.364)       $(0.371)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.370               $ 9.840          $10.010       $ 9.510        $10.000
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.24%                 1.92%            9.26%        (1.22)%         4.28%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $16,311               $ 7,408          $ 2,547       $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.62%(5)              1.67%            1.68%         1.71%          1.67%
   Expenses after custodian
      fee reduction(4)                    1.60%(5)              1.64%            1.66%         1.68%          1.67%
   Net investment income                  3.29%(5)              3.57%            3.83%         3.89%          3.65%
Portfolio Turnover of the
   Portfolio                                10%                   11%              10%           18%            17%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    OHIO LIMITED FUND -- CLASS A
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.590               $ 9.760            $ 9.430        $10.110        $10.140      $ 9.820
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.189               $ 0.394            $ 0.431        $ 0.447        $ 0.458      $ 0.461
Net realized and unrealized
   gain (loss)                           0.517                (0.142)             0.343         (0.672)        (0.019)       0.331
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.706               $ 0.252            $ 0.774        $(0.225)       $ 0.439      $ 0.792
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.196)              $(0.422)           $(0.444)       $(0.455)       $(0.469)     $(0.472)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.196)              $(0.422)           $(0.444)       $(0.455)       $(0.469)     $(0.472)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.100               $ 9.590            $ 9.760        $ 9.430        $10.110      $10.140
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.46%                 2.62%              8.42%         (2.22)%         4.19%        8.40%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $17,968               $16,310            $15,046        $16,761        $20,375      $18,114
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.13%(5)              1.14%              1.18%          1.08%          1.03%        1.11%
   Expenses after custodian
      fee reduction(4)                    1.11%(5)              1.11%              1.14%          1.05%          1.00%          --
   Net investment income                  3.83%(5)              4.05%              4.53%          4.63%          4.51%        4.57%
Portfolio Turnover of the
   Portfolio                                10%                   19%                17%            13%            19%          29%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               OHIO LIMITED FUND -- CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.590               $ 9.760            $ 9.430
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.152               $ 0.321            $ 0.361
Net realized and unrealized
   gain (loss)                           0.519                (0.139)             0.343
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.671               $ 0.182            $ 0.704
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.161)              $(0.352)           $(0.374)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.161)              $(0.352)           $(0.374)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.100               $ 9.590            $ 9.760
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.08%                 1.89%              7.63%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 1,437               $ 1,390            $ 1,519
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.88%(5)              1.89%              1.93%
   Expenses after custodian
      fee reduction(4)                    1.86%(5)              1.86%              1.89%
   Net investment income                  3.08%(5)              3.30%              3.79%
Portfolio Turnover of the
   Portfolio                                10%                   19%                17%
-----------------------------------------------------------------------------------------

                                      OHIO LIMITED FUND -- CLASS B
                                -----------------------------------------
                                          YEAR ENDED MARCH 31,
                                -----------------------------------------
                                  2000(1)        1999(1)        1998(1)
------------------------------
Net asset value -- Beginning
   of period                      $10.110        $10.140        $ 9.820
------------------------------
Income (loss) from operations
------------------------------
Net investment income             $ 0.376        $ 0.386        $ 0.389
Net realized and unrealized
   gain (loss)                     (0.672)        (0.023)         0.331
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.296)       $ 0.363        $ 0.720
------------------------------
Less distributions
------------------------------
From net investment income        $(0.384)       $(0.393)       $(0.400)
------------------------------
TOTAL DISTRIBUTIONS               $(0.384)       $(0.393)       $(0.400)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.430        $10.110        $10.140
------------------------------
TOTAL RETURN(3)                     (2.94)%         3.62%          7.43%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 2,041        $ 2,205        $ 4,249
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.83%          1.75%          1.80%
   Expenses after custodian
      fee reduction(4)               1.80%          1.72%            --
   Net investment income             3.89%          3.79%          3.92%
Portfolio Turnover of the
   Portfolio                           13%            19%            29%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                PENNSYLVANIA LIMITED FUND -- CLASS A
                                  -------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                                 YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.130               $10.270            $ 9.870        $10.500        $10.550      $10.100
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.222               $ 0.453            $ 0.472        $ 0.473        $ 0.477      $ 0.481
Net realized and unrealized
   gain (loss)                           0.509                (0.130)             0.388         (0.641)        (0.051)       0.445
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.731               $ 0.323            $ 0.860        $(0.168)       $ 0.426      $ 0.926
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.231)              $(0.463)           $(0.460)       $(0.462)       $(0.476)     $(0.476)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.231)              $(0.463)           $(0.460)       $(0.462)       $(0.476)     $(0.476)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.630               $10.130            $10.270        $ 9.870        $10.500      $10.550
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.32%                 3.18%              8.94%         (1.57)%         3.90%        9.52%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $31,654               $29,845            $28,840        $31,851        $41,048      $43,961
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.95%(5)              0.97%              0.99%          0.99%          0.94%        0.97%
   Expenses after custodian
      fee reduction(4)                    0.93%(5)              0.92%              0.96%          0.97%          0.92%        0.95%
   Net investment income                  4.27%(5)              4.41%              4.72%          4.69%          4.52%        4.67%
Portfolio Turnover of the
   Portfolio                                 2%                   20%                 6%            11%            16%          36%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           PENNSYLVANIA LIMITED FUND -- CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS ENDED            YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)
-----------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.120               $10.270            $ 9.870
-----------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------
Net investment income                  $ 0.179               $ 0.372            $ 0.397
Net realized and unrealized
   gain (loss)                           0.522                (0.138)             0.384
-----------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.701               $ 0.234            $ 0.781
-----------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------
From net investment income             $(0.191)              $(0.384)           $(0.381)
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.191)              $(0.384)           $(0.381)
-----------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.630               $10.120            $10.270
-----------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.01%                 2.28%              8.08%
-----------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,649               $ 2,643            $ 2,286
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.70%(5)              1.72%              1.74%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)              1.67%              1.71%
   Net investment income                  3.44%(5)              3.63%              3.96%
Portfolio Turnover of the
   Portfolio                                 2%                   20%                 6%
-----------------------------------------------------------------------------------------

                                  PENNSYLVANIA LIMITED FUND -- CLASS B
                                -----------------------------------------
                                          YEAR ENDED MARCH 31,
                                -----------------------------------------
                                  2000(1)        1999(1)        1998(1)
------------------------------
Net asset value -- Beginning
   of period                      $10.500        $10.550        $10.100
------------------------------
Income (loss) from operations
------------------------------
Net investment income             $ 0.383        $ 0.400        $ 0.407
Net realized and unrealized
   gain (loss)                     (0.630)        (0.053)         0.445
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.247)       $ 0.347        $ 0.852
------------------------------
Less distributions
------------------------------
From net investment income        $(0.383)       $(0.397)       $(0.402)
------------------------------
TOTAL DISTRIBUTIONS               $(0.383)       $(0.397)       $(0.402)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 9.870        $10.500        $10.550
------------------------------
TOTAL RETURN(3)                     (2.34)%         3.33%          8.55%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 2,423        $ 3,787        $ 8,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.74%          1.69%          1.71%
   Expenses after custodian
      fee reduction(4)               1.72%          1.67%          1.69%
   Net investment income             3.93%          3.79%          3.95%
Portfolio Turnover of the
   Portfolio                           11%            16%            36%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          PENNSYLVANIA LIMITED FUND -- CLASS C
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    ---------------------------------------------------------------
                                  (UNAUDITED)(1)            2002(1)(2)          2001(1)        2000(1)        1999(1)
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.590               $ 9.720            $ 9.340        $ 9.930        $ 9.980
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.172               $ 0.354            $ 0.376        $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                           0.488                (0.121)             0.363         (0.605)        (0.042)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.660               $ 0.233            $ 0.739        $(0.229)       $ 0.332
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.180)              $(0.363)           $(0.359)       $(0.361)       $(0.382)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.180)              $(0.363)           $(0.359)       $(0.361)       $(0.382)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.070               $ 9.590            $ 9.720        $ 9.340        $ 9.930
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           6.97%                 2.40%              8.08%         (2.29)%         3.36%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 9,674               $ 7,262            $ 4,413        $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.70%(5)              1.72%              1.73%          1.74%          1.71%
   Expenses after custodian
      fee reduction(4)                    1.68%(5)              1.67%              1.70%          1.72%          1.69%
   Net investment income                  3.49%(5)              3.64%              3.96%          3.95%          3.74%
Portfolio Turnover of the
   Portfolio                                 2%                   20%                 6%            11%            16%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at September 30, 2002, for each Fund except Ohio Limited Fund which was 99.1%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2002, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $   83,841  March 31, 2009
                                                  49,293  March 31, 2005
                                               2,010,530  March 31, 2004
                                                  22,116  March 31, 2003
    Florida Limited Fund                      $   80,496  March 31, 2009
                                                 355,608  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,830,758  March 31, 2004
    Massachusetts Limited Fund                $   35,096  March 31, 2010
                                                 136,941  March 31, 2009
                                                 197,791  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,475,326  March 31, 2004
    New Jersey Limited Fund                   $  213,255  March 31, 2006
                                               1,649,416  March 31, 2004
    New York Limited Fund                     $   20,866  March 31, 2005
                                                 958,270  March 31, 2004
    Ohio Limited Fund                         $   69,085  March 31, 2010
                                                  36,233  March 31, 2009
                                                 762,343  March 31, 2004
                                                 551,022  March 31, 2003
    Pennsylvania Limited Fund                 $   59,482  March 31, 2010
                                                 245,499  March 31, 2009
                                                  25,743  March 31, 2005
                                               1,038,747  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2003, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                      CALIFORNIA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   117,463            282,127
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             17,767             34,365
    Redemptions                                            (208,154)          (193,149)
    Exchange from Class B Shares                             31,234             22,980
    ----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 (41,690)           146,323
    ----------------------------------------------------------------------------------

                                                      CALIFORNIA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   201,694            115,430
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              2,131              1,986
    Redemptions                                             (18,982)          (107,548)
    Exchange to Class A shares                              (31,234)           (22,980)
    ----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 153,609            (13,112)
    ----------------------------------------------------------------------------------

                                                        FLORIDA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   298,180            239,041
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             27,663             57,335
    Redemptions                                            (131,075)          (424,604)
    Exchange from Class B Shares                             32,541            337,964
    ----------------------------------------------------------------------------------
    NET INCREASE                                            227,309            209,736
    ----------------------------------------------------------------------------------

                                                        FLORIDA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   311,980            184,940
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              2,660              3,202
    Redemptions                                             (45,795)           (73,597)
    Exchange to Class A Shares                              (32,541)          (337,964)
    ----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                                 236,304           (223,419)
    ----------------------------------------------------------------------------------

                                                        FLORIDA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   564,739            286,972
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              3,869              3,063
    Redemptions                                             (39,971)          (107,141)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            528,637            182,894
    ----------------------------------------------------------------------------------

                                                     MASSACHUSETTS LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   707,660            297,915
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             42,011             77,051
    Redemptions                                            (314,051)          (288,003)
    Exchange from Class B shares                             32,806             66,535
    ----------------------------------------------------------------------------------
    NET INCREASE                                            468,426            153,498
    ----------------------------------------------------------------------------------

                                                     MASSACHUSETTS LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   250,928            276,084
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              6,398              7,602
    Redemptions                                             (71,361)           (38,299)
    Exchange to Class A shares                              (32,806)           (66,535)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            153,159            178,852
    ----------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                     MASSACHUSETTS LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   608,901            354,115
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              8,276              5,843
    Redemptions                                            (102,347)           (36,457)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            514,830            323,501
    ----------------------------------------------------------------------------------
                                                      NEW JERSEY LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   259,976            558,160
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             50,472             93,004
    Redemptions                                            (235,751)          (294,752)
    Exchange to Class B shares                               31,258             97,682
    ----------------------------------------------------------------------------------
    NET INCREASE                                            105,955            454,094
    ----------------------------------------------------------------------------------

                                                      NEW JERSEY LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   274,878            226,348
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              2,810              5,030
    Redemptions                                             (75,644)           (61,408)
    Exchange to Class A shares                              (31,258)           (97,682)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            170,786             72,288
    ----------------------------------------------------------------------------------

                                                       NEW YORK LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   912,006            402,065
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             55,452            108,569
    Redemptions                                            (255,679)          (531,788)
    Exchange from Class B shares                             48,517            190,879
    ----------------------------------------------------------------------------------
    NET INCREASE                                            760,296            169,725
    ----------------------------------------------------------------------------------

                                                       NEW YORK LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   464,724            331,928
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              4,878              5,959
    Redemptions                                              (5,077)           (81,541)
    Exchange to Class A shares                              (48,517)          (190,879)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            416,008             65,467
    ----------------------------------------------------------------------------------

                                                       NEW YORK LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   900,412            605,703
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              8,866             11,311
    Redemptions                                             (89,166)          (118,441)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            820,112            498,573
    ----------------------------------------------------------------------------------

                                                         OHIO LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                    95,836            241,128
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             20,329             44,769
    Redemptions                                             (54,456)          (185,876)
    Exchange from Class B shares                             16,136             59,239
    ----------------------------------------------------------------------------------
    NET INCREASE                                             77,845            159,260
    ----------------------------------------------------------------------------------

                                                         OHIO LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                    33,388            111,136
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                                602              1,787
    Redemptions                                             (20,525)           (64,307)
    Exchange to Class A shares                              (16,136)           (59,239)
    ----------------------------------------------------------------------------------
    NET DECREASE                                             (2,671)           (10,623)
    ----------------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                     PENNSYLVANIA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   174,298            197,133
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             28,868             55,283
    Redemptions                                            (176,938)          (238,147)
    Exchange from Class B shares                              4,268            123,678
    ----------------------------------------------------------------------------------
    NET INCREASE                                             30,496            137,947
    ----------------------------------------------------------------------------------

                                                     PENNSYLVANIA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   284,641            202,562
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              3,638              3,979
    Redemptions                                             (13,501)           (44,475)
    Exchange to Class A shares                               (4,268)          (123,678)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            270,510             38,388
    ----------------------------------------------------------------------------------

                                                     PENNSYLVANIA LIMITED FUND
                                              ----------------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)            MARCH 31, 2002
    ----------------------------------------------------------------------------------
    Sales                                                   395,665            357,720
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                              7,465             11,448
    Redemptions                                            (199,556)           (65,878)
    ----------------------------------------------------------------------------------
    NET INCREASE                                            203,574            303,290
    ----------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVMs or BMRs organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $4,873, $1,510, $5,429, $3,326, $7,867, $717 and $2,832 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended
   September 30, 2002.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2002, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $9,968, $14,993, $18,101, $14,689, $25,955, $5,226, and $14,264,
   respectively, for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $26,210, $31,321, $38,435, and $31,112, respectively, for Class C shares, to or payable to EVD representing 0.75% (annualized) of each Fund's Class B and Class C average daily net assets. At September 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Pennsylvania Limited Fund were approximately $394,000, $748,000, $477,000, $452,000, $652,000, $606,000 and $334,000, respectively, for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $5,776,000, $1,704,000, $2,233,000 and $3,212,000, respectively, for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the six months ended September 30, 2002, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $15,572, $26,642, $27,015, $27,294, $36,354, $12,967 and
   $23,118, respectively, for Class A shares, and $1,994, $2,999, $3,620,
   $2,938, $5,191, $1,045 and $2,853, respectively, for Class B shares. For the six months ended September 30, 2002, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $5,242, $6,264, $7,687 and $6,222, respectively, for Class C shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2002, EVD received approximately $2,000, $2,000, $4,000, $7,000, $1,000, $3,000 and $1,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund were approximately $2,000, $2,000, $1,000 and $2,000, respectively, for Class C shares.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 2002 were as follows:

    CALIFORNIA LIMITED FUND
    ------------------------------------------------------
    Increases                                 $  3,691,499
    Decreases                                    2,932,908

    FLORIDA LIMITED FUND
    ------------------------------------------------------
    Increases                                 $ 11,681,663
    Decreases                                    2,909,642

    MASSACHUSETTS LIMITED FUND
    ------------------------------------------------------
    Increases                                 $ 15,630,326
    Decreases                                    5,413,008

    NEW JERSEY LIMITED FUND
    ------------------------------------------------------
    Increases                                 $  5,591,505
    Decreases                                    3,619,970

    NEW YORK LIMITED FUND
    ------------------------------------------------------
    Increases                                 $ 24,571,639
    Decreases                                    4,847,653

    OHIO LIMITED FUND
    ------------------------------------------------------
    Increases                                 $  1,385,270
    Decreases                                    1,043,796

    PENNSYLVANIA LIMITED FUND
    ------------------------------------------------------
    Increases                                 $  8,693,374
    Decreases                                    4,477,294

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 15.5%
-----------------------------------------------------------------------
    $1,000        ABAG Finance Authority Certificates of
                  Participation, (Stanford University
                  Hospital), (MBIA), Escrowed to Maturity,
                  4.90%, 11/1/03                            $ 1,038,250
     1,000        ABAG Finance Authority Certificates of
                  Participation, (Stanford University
                  Hospital), (MBIA), Escrowed to Maturity,
                  5.125%, 11/1/05                             1,112,050
       520        California Statewide Communities
                  Development Authority, (San Gabriel
                  Valley), Escrowed to Maturity,
                  5.50%, 9/1/14                                 614,390
     1,000        Sacramento, Cogeneration Authority,
                  (Procter & Gamble), Prefunded to 7/1/05,
                  6.50%, 7/1/21                               1,158,100
-----------------------------------------------------------------------
                                                            $ 3,922,790
-----------------------------------------------------------------------
Hospital -- 5.5%
-----------------------------------------------------------------------
    $  260        Eastern Plumas Health Care District,
                  7.50%, 8/1/07                             $   266,490
       200        San Benito Health Care District,
                  5.375%, 10/1/12                               188,120
       200        San Gorgonio Memorial Health Care
                  District, 5.80%, 5/1/14                       189,804
       400        Stockton Health Facilities, (Dameron
                  Hospital), 5.70%, 12/1/14                     424,852
       300        Torrance Hospital, (Torrance Memorial
                  Medical Center), 5.40%, 6/1/15                327,300
-----------------------------------------------------------------------
                                                            $ 1,396,566
-----------------------------------------------------------------------
Housing -- 0.9%
-----------------------------------------------------------------------
    $  205        Corona SFMR, 6.05%, 5/1/27                $   217,011
-----------------------------------------------------------------------
                                                            $   217,011
-----------------------------------------------------------------------
Industrial Development Revenue -- 0.7%
-----------------------------------------------------------------------
    $  200        California Pollution Control Financing
                  Authority, (Browning Ferris Industries),
                  (AMT), 5.80%, 12/1/16                     $   185,918
-----------------------------------------------------------------------
                                                            $   185,918
-----------------------------------------------------------------------
Insured-Education -- 4.2%
-----------------------------------------------------------------------
    $  475        California Educational Facilities
                  Authority, (San Diego University),
                  (AMBAC), 0.00%, 10/1/15                   $   279,333
       500        California Educational Facilities
                  Authority, (Santa Clara University),
                  (MBIA), 5.00%, 2/1/19                         538,410
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Insured-Education (continued)
-----------------------------------------------------------------------
    $  210        California University Foundation
                  Revenue, (Sacramento Auxiliary), (MBIA),
                  5.50%, 10/1/20                            $   236,775
-----------------------------------------------------------------------
                                                            $ 1,054,518
-----------------------------------------------------------------------
Insured-Electric Utilities -- 11.2%
-----------------------------------------------------------------------
    $1,000        California Pollution Control Financing
                  Authority, (San Diego Gas and Electric),
                  (MBIA), 5.90%, 6/1/14(1)                  $ 1,230,310
       500        California Pollution Control Financing
                  Authority, PCR, (Pacific Gas and
                  Electric), (MBIA), (AMT),
                  5.35%, 12/1/16                                552,560
     1,000        Southern California Public Power
                  Authority, (AMBAC), 5.00%, 7/1/17           1,056,330
-----------------------------------------------------------------------
                                                            $ 2,839,200
-----------------------------------------------------------------------
Insured-General Obligations -- 16.9%
-----------------------------------------------------------------------
    $  500        Burbank Unified School District,
                  (Election of 1997), (FGIC),
                  5.25%, 8/1/14                             $   574,810
     1,080        Fillmore Unified School District,
                  (FGIC), 0.00%, 7/1/15                         641,628
       750        Mt. Diablo School District, (AMBAC),
                  5.70%, 8/1/14                                 848,332
       500        North Orange County Community College
                  District, (MBIA), 5.25%, 8/1/14               581,490
       500        San Diego Unified School District,
                  (FSA), 5.00%, 7/1/20                          539,460
     1,000        San Juan Unified School District, (FSA),
                  0.00%, 8/1/17                                 523,150
       705        Ukiah Unified School District, (FGIC),
                  0.00%, 8/1/10                                 551,218
-----------------------------------------------------------------------
                                                            $ 4,260,088
-----------------------------------------------------------------------
Insured-Hospital -- 6.3%
-----------------------------------------------------------------------
    $  400        California Statewide Communities
                  Development Authority, (Sutter Health),
                  (FSA), 6.00%, 8/15/13                     $   478,532
     1,000        Tri-City Hospital District, (MBIA),
                  5.625%, 2/15/17                             1,104,270
-----------------------------------------------------------------------
                                                            $ 1,582,802
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.0%
-----------------------------------------------------------------------
    $2,000        Anaheim Public Financing Authority,
                  (Public Improvements), (FSA),
                  0.00%, 9/1/19                             $   923,000

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
-----------------------------------------------------------------------
    $  505        California State Public Works Board,
                  (Department of Corrections), (AMBAC),
                  5.25%, 12/1/13                            $   595,057
-----------------------------------------------------------------------
                                                            $ 1,518,057
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.6%
-----------------------------------------------------------------------
    $1,000        San Mateo County Transportation
                  District, (MBIA), 5.25%, 6/1/17           $ 1,156,350
-----------------------------------------------------------------------
                                                            $ 1,156,350
-----------------------------------------------------------------------
Insured-Transportation -- 5.2%
-----------------------------------------------------------------------
    $  500        Puerto Rico Commonwealth Highway and
                  Transportation Authority, (FSA),
                  5.50%, 7/1/17                             $   594,975
     1,000        San Joaquin Hills, Transportation
                  Corridor Agency Bridge & Toll Road,
                  (MBIA), 0.00%, 1/15/12                        720,780
-----------------------------------------------------------------------
                                                            $ 1,315,755
-----------------------------------------------------------------------
Insured-Water and Sewer -- 2.1%
-----------------------------------------------------------------------
    $  500        Sunnyvale Financing Authority Water and
                  Wastewater, (AMBAC), 5.00%, 10/1/22       $   526,855
-----------------------------------------------------------------------
                                                            $   526,855
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.0%
-----------------------------------------------------------------------
    $  250        ABAG Finance Authority, (American
                  Baptist Homes), 5.75%, 10/1/17            $   242,145
-----------------------------------------------------------------------
                                                            $   242,145
-----------------------------------------------------------------------
Special Tax Revenue -- 13.8%
-----------------------------------------------------------------------
    $  300        Alameda Public Financing Authority,
                  5.45%, 9/2/14                             $   307,032
       200        Brentwood Infrastructure Financing
                  Authority, 5.50%, 9/2/12                      206,620
       200        Capistrano Unified School District,
                  5.65%, 9/1/15                                 210,680
       195        Corona Public Financing Authority,
                  5.70%, 9/1/13                                 198,319
       200        Fontana Redevelopment Agency, (Jurupa
                  Hills), 5.50%, 10/1/17                        214,798
       360        Irvine, Improvement Bond Act 1915,
                  (Assessment District North 97-16, Group
                  Two), 5.40%, 9/2/10                           372,632
       390        Pomona Redevelopment Agency, (West Holt
                  Avenue Redevelopment), 5.50%, 5/1/13          426,843
       295        Rancho Cucamonga Public Finance
                  Authority, 5.75%, 9/2/12                      319,671
       300        Roseville Special Tax, 6.00%, 9/1/11          330,426
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Special Tax Revenue (continued)
-----------------------------------------------------------------------
    $  200        Santa Margarita Water District,
                  6.10%, 9/1/14                             $   216,338
       200        Santaluz Community Facility District No.
                  2, 5.80%, 9/1/14                              208,868
       200        Torrance Redevelopment Agency,
                  5.50%, 9/1/12                                 213,262
       250        Whittier Public Financing Authority,
                  (Greenleaf Avenue Redevelopment),
                  5.50%, 11/1/16                                264,773
-----------------------------------------------------------------------
                                                            $ 3,490,262
-----------------------------------------------------------------------
Transportation -- 1.2%
-----------------------------------------------------------------------
    $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   299,025
-----------------------------------------------------------------------
                                                            $   299,025
-----------------------------------------------------------------------
Utilities -- 2.0%
-----------------------------------------------------------------------
    $  500        Los Angeles Department of Water and
                  Power, (Crossover), 4.50%, 5/15/18        $   504,600
-----------------------------------------------------------------------
                                                            $   504,600
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $22,304,723)                            $24,511,942
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                      $   724,527
-----------------------------------------------------------------------
Net Assets-- 100.0%                                         $25,236,469
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 66.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.2% to 33.7% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Electric Utilities -- 5.6%
-----------------------------------------------------------------------
    $  750        Hillsborough County IDA, Pollution
                  Control Revenue, (Tampa Electric Co.),
                  5.10%, 10/1/13                            $   806,257
     1,000        Jacksonville Electric Authority, (St.
                  Johns River Power Park),
                  5.375%, 10/1/16                             1,095,300
       500        JEA Electric System, 4.625%, 10/1/22          498,705
       580        San Antonio, TX, Electric and Natural
                  Gas, 4.50%, 2/1/21                            576,033
-----------------------------------------------------------------------
                                                            $ 2,976,295
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 3.4%
-----------------------------------------------------------------------
    $1,500        Tampa Bay Water and Utility System,
                  (FGIC), Prerefunded to 10/01/11,
                  5.60%, 10/1/19                            $ 1,780,305
-----------------------------------------------------------------------
                                                            $ 1,780,305
-----------------------------------------------------------------------
General Obligations -- 6.1%
-----------------------------------------------------------------------
    $1,000        Florida Board of Education,
                  4.75%, 6/1/22                             $ 1,007,810
     1,250        Florida Board of Education,
                  5.55%, 6/1/11                               1,387,950
       750        New York City, NY, 5.50%, 6/1/12              849,150
-----------------------------------------------------------------------
                                                            $ 3,244,910
-----------------------------------------------------------------------
Hospital -- 4.9%
-----------------------------------------------------------------------
    $  985        Escambia County Health Facilities
                  Authority, (Baptist Hospital, Inc. and
                  Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,008,709
     1,000        Highlands County Health Facilities
                  Authority, (Adventist Health System),
                  5.25%, 11/15/20                             1,013,000
       500        West Orange Healthcare District,
                  5.50%, 2/1/10                                 546,850
-----------------------------------------------------------------------
                                                            $ 2,568,559
-----------------------------------------------------------------------
Industrial Development Revenue -- 1.0%
-----------------------------------------------------------------------
    $  500        Polk County IDA, (Cargill Fertilizer),
                  (AMT), 5.50%, 11/1/09                     $   555,535
-----------------------------------------------------------------------
                                                            $   555,535
-----------------------------------------------------------------------
Insured-Electric Utilities -- 2.8%
-----------------------------------------------------------------------
    $1,250        Puerto Rico Electric Power Authority,
                  (XLCA), 5.375%, 7/1/18                    $ 1,458,150
-----------------------------------------------------------------------
                                                            $ 1,458,150
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-General Obligations -- 12.2%
-----------------------------------------------------------------------
    $1,750        Dade County Local School District,
                  (MBIA), 5.00%, 2/15/15                    $ 1,880,550
       520        Dade County, (MBIA), 0.00%, 10/1/06           472,638
       330        Dade County, (MBIA), 0.00%, 10/1/08           271,729
     1,000        Miami, (Homeland Defense), (MBIA),
                  0.00%, 1/1/12                                 703,000
     1,000        Miami, (MBIA), 5.375%, 9/1/15               1,142,000
       750        Miami-Dade County General Obligation,
                  (Fire and Rescue Service District),
                  (AMBAC), 5.25%, 4/1/17                        830,070
     1,000        Miami-Dade County School District,
                  (FSA), 5.375%, 8/1/15                       1,165,970
-----------------------------------------------------------------------
                                                            $ 6,465,957
-----------------------------------------------------------------------
Insured-Hospital -- 4.6%
-----------------------------------------------------------------------
    $  750        Miami-Dade County, Health Facilities
                  Authority, (Miami Children's Hospital),
                  (AMBAC), 5.625%, 8/15/16                  $   864,067
     1,000        Orange County, Health Facilities
                  Authority, (Adventist Health
                  System/Sunbelt, Inc.), (FSA),
                  5.50%, 11/15/02                             1,005,040
       500        Sarasota County Public Hospital, (MBIA),
                  5.25%, 7/1/18                                 568,400
-----------------------------------------------------------------------
                                                            $ 2,437,507
-----------------------------------------------------------------------
Insured-Housing -- 3.6%
-----------------------------------------------------------------------
    $  915        Florida Housing Finance Authority,
                  (Leigh Meadows Apartments), (AMBAC),
                  5.85%, 9/1/10                             $   983,341
       850        Florida Housing Finance Authority,
                  (Stottert Arms Apartments), (AMBAC),
                  5.90%, 9/1/10                                 914,557
-----------------------------------------------------------------------
                                                            $ 1,897,898
-----------------------------------------------------------------------
Insured-Miscellaneous -- 4.9%
-----------------------------------------------------------------------
    $1,100        Florida Board of Education Lottery
                  Revenue, (FGIC), 5.25%, 7/1/20            $ 1,188,583
       750        Palm Beach County Public Improvements,
                  (Convention Center), (FGIC),
                  5.625%, 11/1/15                               870,255
       500        Saint Johns County IDA, (Professional
                  Golf Hall of Fame), (MBIA),
                  5.00%, 9/1/20                                 531,535
-----------------------------------------------------------------------
                                                            $ 2,590,373
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Solid Waste -- 3.7%
-----------------------------------------------------------------------
    $1,750        Dade County, Resource Recovery
                  Facilities, (AMBAC), (AMT),
                  5.30%, 10/1/07(1)                         $ 1,944,477
-----------------------------------------------------------------------
                                                            $ 1,944,477
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.6%
-----------------------------------------------------------------------
    $  500        Cape Coral, Water and Sewer, (FSA),
                  4.80%, 7/1/09                             $   554,945
       500        Jacksonville, Excise Tax, (FGIC), (AMT),
                  0.00%, 10/1/10                                369,305
     2,000        Miami-Dade County Professional Sports
                  Franchise Facilities, (MBIA),
                  0.00%, 10/1/13                              1,322,480
       770        Seminole County Sales Tax, (FGIC),
                  5.375%, 10/1/19                               853,845
       595        St. Cloud, Sales Tax, (FGIC),
                  5.00%, 9/1/18                                 640,089
       250        St. Cloud, Sales Tax, (FGIC),
                  5.00%, 9/1/19                                 266,922
       500        Tamarac, Sales Tax, (FGIC),
                  5.00%, 4/1/18                                 538,180
-----------------------------------------------------------------------
                                                            $ 4,545,766
-----------------------------------------------------------------------
Insured-Transportation -- 7.7%
-----------------------------------------------------------------------
    $1,000        Broward County Airport System, (MBIA),
                  5.375%, 10/1/13                           $ 1,092,030
     1,000        Canaveral Port Authority Improvements,
                  (FGIC), 5.00%, 6/1/19(2)                    1,069,130
     1,750        Dade County, Seaport, (MBIA),
                  5.125%, 10/1/16(1)(3)                       1,924,195
-----------------------------------------------------------------------
                                                            $ 4,085,355
-----------------------------------------------------------------------
Insured-Water and Sewer -- 14.7%
-----------------------------------------------------------------------
    $1,750        Dade County, Water and Sewer System,
                  (FGIC), 5.25%, 10/1/11                    $ 1,974,473
       500        Dade County, Water and Sewer System,
                  (FGIC), 5.25%, 10/1/21                        527,180
       750        Hillsborough County, Capacity
                  Assessment, (FSA), 5.125%, 3/1/20             802,583
     2,000        Manatee County, Public Utilities,
                  (MBIA), 6.75%, 10/1/04                      2,198,260
     1,000        Port Saint Lucie Utility, (MBIA),
                  0.00%, 9/1/15                                 587,100
     1,000        Sunrise Utilities Systems, (AMBAC),
                  5.20%, 10/1/22                              1,088,200
       500        Tallahassee, Consolidated Utility
                  System, (FGIC), 5.50%, 10/1/19                582,755
-----------------------------------------------------------------------
                                                            $ 7,760,551
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Nursing Home -- 2.7%
-----------------------------------------------------------------------
    $  500        Citrus County IDA, (Beverly
                  Enterprises), 5.00%, 4/1/03               $   500,300
       600        Okaloosa County, Retirement Rental
                  Housing, (Encore Retirement Partners),
                  6.125%, 2/1/14                                541,482
       500        Orange County, Health Facilities
                  Authority, (Westminister Community Care
                  Services), 6.50%, 4/1/12                      375,000
-----------------------------------------------------------------------
                                                            $ 1,416,782
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.9%
-----------------------------------------------------------------------
    $  250        Lee County IDA, (Shell Point Village),
                  5.50%, 11/15/21                           $   240,518
       250        Lee County IDA, (Shell Point Village),
                  5.75%, 11/15/14                               259,893
       595        North Miami HFA, (Imperial Club),
                  6.75%, 1/1/33                                 522,719
-----------------------------------------------------------------------
                                                            $ 1,023,130
-----------------------------------------------------------------------
Special Tax Revenue -- 6.1%
-----------------------------------------------------------------------
    $  205        Fleming Island Plantation Community
                  Development District, 6.30%, 2/1/05       $   207,224
       400        Heritage Palms Community Development
                  District, Capital Improvements,
                  6.25%, 11/1/04                                403,036
       100        Heritage Springs Community Development
                  District, Capital Improvements,
                  6.25%, 5/1/05                                 100,881
       100        Lexington Oaks Community Development
                  District, 6.70%, 5/1/07                       102,663
       375        Longleaf Community Development District,
                  6.20%, 5/1/09                                 347,700
       380        North Springs, Improvement District,
                  (Heron Bay), 7.00%, 5/1/19                    400,296
     1,000        Orlando Capital Improvements,
                  5.00%, 10/1/18                              1,057,730
       215        Stoneybrook West Community Development
                  District, 6.45%, 5/1/10                       219,567
       150        Vista Lakes Community Development
                  District, 6.35%, 5/1/05                       151,320
       225        Waterlefe Community Development
                  District, Capital Improvements,
                  6.25%, 5/1/10                                 228,031
-----------------------------------------------------------------------
                                                            $ 3,218,448
-----------------------------------------------------------------------
Transportation -- 2.0%
-----------------------------------------------------------------------
    $1,000        Triborough Bridge and Tunnel Authority,
                  NY, 5.00%, 11/15/22(2)                    $ 1,043,150
-----------------------------------------------------------------------
                                                            $ 1,043,150
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Utilities -- 2.0%
-----------------------------------------------------------------------
    $  240        Orlando Utilities Commission Water and
                  Electric, 5.00%, 10/1/18                  $   257,150
       750        Orlando Utilities Commission Water and
                  Electric, 5.00%, 10/1/22                      785,168
-----------------------------------------------------------------------
                                                            $ 1,042,318
-----------------------------------------------------------------------
Water and Sewer -- 1.5%
-----------------------------------------------------------------------
    $  750        Jacksonville Electric Authority, Water
                  and Sewer, 5.125%, 10/1/19                $   772,013
-----------------------------------------------------------------------
                                                            $   772,013
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $49,442,657)                            $52,827,479
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                    $   (10,630)
-----------------------------------------------------------------------
Net Assets-- 100.0%                                         $52,816,849
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 66.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 24.0% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2)  When-issued security.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Education -- 14.3%
-----------------------------------------------------------------------
    $  400        Massachusetts Development Finance
                  Agency, (Xaverian Brothers High School),
                  5.55%, 7/1/19                             $   412,832
     1,000        Massachusetts HEFA, (Boston College),
                  5.375%, 6/1/14                              1,162,160
     1,000        Massachusetts HEFA, (Harvard
                  University), 5.00%, 7/15/22                 1,050,090
       750        Massachusetts HEFA, (Tufts University),
                  5.50%, 8/15/15                                884,295
     1,125        Massachusetts IFA, (Babson College),
                  5.375%, 10/1/17                             1,201,050
       500        Massachusetts IFA, (Belmont Hill
                  School), 5.15%, 9/1/13                        531,720
       485        Massachusetts IFA, (Dana Hall),
                  5.90%, 7/1/27                                 493,555
     1,030        Massachusetts IFA, (Park School),
                  5.50%, 9/1/16                               1,153,250
       750        Massachusetts IFA, (St. Johns High
                  School, Inc.), 5.70%, 6/1/18                  783,742
       500        Massachusetts IFA, (Wentworth Institute
                  of Technology), 5.55%, 10/1/13                539,125
-----------------------------------------------------------------------
                                                            $ 8,211,819
-----------------------------------------------------------------------
Electric Utilities -- 0.9%
-----------------------------------------------------------------------
    $  500        Massachusetts Development Finance
                  Agency, (Devens Electric System),
                  6.00%, 12/1/20                            $   525,320
-----------------------------------------------------------------------
                                                            $   525,320
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 17.0%
-----------------------------------------------------------------------
    $  785        Massachusetts Bay Transportation
                  Authority, Prerefunded to 3/1/05,
                  5.75%, 3/1/18                             $   874,145
     2,000        Massachusetts Bay Transportation
                  Authority, Prerefunded to 3/1/05,
                  (AMBAC), 5.25%, 3/1/11                      2,184,860
     1,000        Massachusetts Turnpike Authority,
                  Escrowed to Maturity, 5.00%, 1/1/13(1)      1,135,160
     2,000        Massachusetts Turnpike Authority,
                  Escrowed to Maturity, 5.00%, 1/1/20         2,205,500
       400        Massachusetts Turnpike Authority,
                  Escrowed to Maturity, (FGIC),
                  5.125%, 1/1/23                                437,172
       680        Massachusetts Water Pollution Abatement
                  Trust, Escrowed to Maturity,
                  5.25%, 8/1/14                                 787,678
       600        Massachusetts Water Resource Authority,
                  (FGIC), Prerefunded to 11/1/06,
                  5.50%, 11/1/21                                685,536
       400        Rail Connections, Inc., (Rte. 128
                  Parking Garage), Escrowed to Maturity,
                  5.30%, 7/1/09                                 458,868
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-----------------------------------------------------------------------
    $  850        Route 3 North Transportation
                  Improvements Association, (MBIA),
                  Prerefunded to 6/15/10, 5.625%, 6/15/21   $   995,792
-----------------------------------------------------------------------
                                                            $ 9,764,711
-----------------------------------------------------------------------
General Obligations -- 6.7%
-----------------------------------------------------------------------
    $1,000        Boston, 5.00%, 2/1/18                     $ 1,070,610
       500        Burlington, 5.00%, 2/1/15                     560,985
       500        Burlington, 5.00%, 2/1/16                     559,235
       500        Falmouth, 5.25%, 2/1/16                       564,450
     1,000        Massachusetts, 5.00%, 11/1/14               1,081,390
-----------------------------------------------------------------------
                                                            $ 3,836,670
-----------------------------------------------------------------------
Health Care-Miscellaneous -- 0.8%
-----------------------------------------------------------------------
    $  200        Massachusetts Development Finance
                  Agency, (MCHSP Human Services),
                  6.60%, 8/15/29                            $   185,356
       325        Massachusetts Development Finance
                  Agency, (New England Center for
                  Children), 5.30%, 11/1/08                     310,752
-----------------------------------------------------------------------
                                                            $   496,108
-----------------------------------------------------------------------
Hospital -- 10.7%
-----------------------------------------------------------------------
    $  500        Massachusetts HEFA, (Baystate Medical
                  Center), 5.75%, 7/1/14                    $   551,980
       700        Massachusetts HEFA, (Berkshire Health
                  System), 4.50%, 10/1/05                       724,640
       860        Massachusetts HEFA, (Central New England
                  Health Systems), 6.125%, 8/1/13               834,578
       500        Massachusetts HEFA, (Dana Farber Cancer
                  Institute), 6.50%, 12/1/05                    556,885
       770        Massachusetts HEFA, (Jordan Hospital),
                  5.00%, 10/1/11                                782,074
       750        Massachusetts HEFA,
                  (Milford-Whitinsville Regional
                  Hospital), 5.75%, 7/15/13                     805,680
       500        Massachusetts HEFA, (Milton Hospital),
                  5.50%, 7/1/16                                 522,010
       250        Massachusetts HEFA, (Partners Healthcare
                  System), 5.00%, 7/1/09                        272,837
     1,000        Massachusetts HEFA, (Partners Healthcare
                  System), 5.50%, 7/1/10                      1,123,160
-----------------------------------------------------------------------
                                                            $ 6,173,844
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Education -- 2.6%
-----------------------------------------------------------------------
    $1,455        Massachusetts Development Finance
                  Agency, (Merrimack College), (MBIA),
                  5.00%, 7/1/22                             $ 1,522,934
-----------------------------------------------------------------------
                                                            $ 1,522,934
-----------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
-----------------------------------------------------------------------
    $1,500        Massachusetts Municipal Wholesale
                  Electric Co., (MBIA), 5.25%, 7/1/12       $ 1,718,565
-----------------------------------------------------------------------
                                                            $ 1,718,565
-----------------------------------------------------------------------
Insured-General Obligations -- 12.6%
-----------------------------------------------------------------------
    $1,000        Boston, (MBIA), 5.00%, 2/1/19             $ 1,069,580
       780        Groton-Dunstable Regional School
                  District, (FSA), 5.00%, 10/15/17              850,645
       750        Haverhill, (FGIC), 5.00%, 6/15/17             800,565
       715        Lancaster, (AMBAC), 5.00%, 4/15/19            770,527
       750        Lawrence, (MBIA), 5.00%, 3/15/13              852,135
     1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,130,480
     1,500        Puerto Rico Public Improvements, (XLCA),
                  5.50%, 7/1/15                               1,783,380
-----------------------------------------------------------------------
                                                            $ 7,257,312
-----------------------------------------------------------------------
Insured-Hospital -- 1.9%
-----------------------------------------------------------------------
    $1,000        Massachusetts HEFA, (Harvard Pilgrim
                  Health), (FSA), 5.00%, 7/1/05             $ 1,071,730
-----------------------------------------------------------------------
                                                            $ 1,071,730
-----------------------------------------------------------------------
Insured-Housing -- 0.8%
-----------------------------------------------------------------------
    $  425        Massachusetts Housing Finance Agency,
                  Single Family, (AMBAC), (AMT),
                  5.15%, 12/1/12                            $   449,514
-----------------------------------------------------------------------
                                                            $   449,514
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.8%
-----------------------------------------------------------------------
    $1,000        Plymouth County Correctional Facility,
                  (AMBAC), 5.00%, 4/1/22                    $ 1,044,700
-----------------------------------------------------------------------
                                                            $ 1,044,700
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Solid Waste -- 2.0%
-----------------------------------------------------------------------
    $1,000        Massachusetts Development Finance
                  Agency, (Semass System), (MBIA),
                  5.625%, 1/1/13                            $ 1,164,000
-----------------------------------------------------------------------
                                                            $ 1,164,000
-----------------------------------------------------------------------
Insured-Transportation -- 3.1%
-----------------------------------------------------------------------
    $1,000        Puerto Rico Commonwealth Highway and
                  Transportation Authority, (FSA),
                  5.50%, 7/1/11                             $ 1,183,120
       500        Puerto Rico Commonwealth Highway and
                  Transportation Authority, (FSA),
                  5.50%, 7/1/17                                 594,975
-----------------------------------------------------------------------
                                                            $ 1,778,095
-----------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.1%
-----------------------------------------------------------------------
    $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                  Municipal Government), 5.375%, 7/1/06     $ 1,782,478
-----------------------------------------------------------------------
                                                            $ 1,782,478
-----------------------------------------------------------------------
Miscellaneous -- 0.6%
-----------------------------------------------------------------------
    $  350        Massachusetts Development Finance
                  Agency, (YMCA of Greater Boston),
                  5.25%, 11/1/13                            $   369,191
-----------------------------------------------------------------------
                                                            $   369,191
-----------------------------------------------------------------------
Nursing Home -- 2.7%
-----------------------------------------------------------------------
    $  450        Massachusetts Development Finance
                  Agency, (Odd Fellows Home of
                  Massachusetts), 6.25%, 1/1/15             $   423,180
       515        Massachusetts HEFA, (Christopher House),
                  6.25%, 1/1/07                                 519,903
       615        Massachusetts IFA, (Age Institute of
                  Massachusetts), 7.60%, 11/1/05                619,957
-----------------------------------------------------------------------
                                                            $ 1,563,040
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.8%
-----------------------------------------------------------------------
    $  600        Massachusetts Development Finance
                  Agency, (Berkshire Retirement),
                  5.60%, 7/1/19                             $   565,128
       495        Massachusetts IFA, (Forge Hill), (AMT),
                  6.75%, 4/1/30                                 464,003
-----------------------------------------------------------------------
                                                            $ 1,029,131
-----------------------------------------------------------------------
Solid Waste -- 1.6%
-----------------------------------------------------------------------
    $1,000        Massachusetts IFA, (Ogden Haverhill),
                  (AMT), 5.50%, 12/1/13                     $   907,310
-----------------------------------------------------------------------
                                                            $   907,310
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Special Tax Revenue -- 1.0%
-----------------------------------------------------------------------
    $  500        Massachusetts Special Obligations,
                  5.00%, 6/1/14                             $   563,400
-----------------------------------------------------------------------
                                                            $   563,400
-----------------------------------------------------------------------
Transportation -- 6.7%
-----------------------------------------------------------------------
    $  215        Massachusetts Bay Transportation
                  Authority, 5.75%, 3/1/18                  $   234,470
     1,000        Massachusetts Port Authority, (AMT),
                  6.25%, 7/1/17                               1,122,680
     2,500        Massachusetts State Federal Highway
                  Grant Anticipation Notes,
                  0.00%, 6/15/15                              1,466,800
     1,000        Woods Hole, Martha's Vineyard and
                  Nantucket Steamship Authority,
                  6.60%, 3/1/03                               1,020,450
-----------------------------------------------------------------------
                                                            $ 3,844,400
-----------------------------------------------------------------------
Water and Sewer -- 2.9%
-----------------------------------------------------------------------
    $1,595        Massachusetts Water Pollution Abatement
                  Trust, 0.00%, 8/1/12                      $ 1,105,686
       500        Massachusetts Water Pollution Abatement
                  Trust, 5.25%, 2/1/12                          571,910
-----------------------------------------------------------------------
                                                            $ 1,677,596
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $53,079,241)                            $56,751,868
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                      $   792,181
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $57,544,049
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 35.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 12.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Cogeneration -- 2.2%
-----------------------------------------------------------------------
    $  910        New Jersey EDA, (Trigen-Trenton), (AMT),
                  6.10%, 12/1/04                            $   921,311
-----------------------------------------------------------------------
                                                            $   921,311
-----------------------------------------------------------------------
Education -- 1.5%
-----------------------------------------------------------------------
    $  600        New Jersey Educational Facility
                  Authorities, (Higher Education Capital
                  Improvements), 5.00%, 9/1/15              $   647,034
-----------------------------------------------------------------------
                                                            $   647,034
-----------------------------------------------------------------------
Electric Utilities -- 1.0%
-----------------------------------------------------------------------
    $  420        New Jersey Economic Development
                  Authority PCR, (Pseg Power),
                  5.00%, 3/1/12                             $   441,067
-----------------------------------------------------------------------
                                                            $   441,067
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 4.3%
-----------------------------------------------------------------------
    $  350        New Jersey EDA, (Kapkowski Road
                  Landfill), Prerefunded to 5/15/14,
                  6.375%, 4/1/18                            $   441,770
     2,030        New Jersey EDA, (Principal Custodial
                  Receipts), Escrowed to Maturity,
                  0.00%, 12/15/12                             1,412,433
-----------------------------------------------------------------------
                                                            $ 1,854,203
-----------------------------------------------------------------------
General Obligations -- 7.2%
-----------------------------------------------------------------------
    $  500        Jersey City School District,
                  6.25%, 10/1/10                            $   602,805
       500        New Jersey, 4.50%, 2/1/18                     509,220
     1,050        Puerto Rico, 0.00%, 7/1/08                    881,695
     1,000        Union County, (General Improvements),
                  5.00%, 3/1/17                               1,085,580
-----------------------------------------------------------------------
                                                            $ 3,079,300
-----------------------------------------------------------------------
Hospital -- 6.5%
-----------------------------------------------------------------------
    $  500        New Jersey Health Care Facilities
                  Financing Authority, (Atlantic City
                  Medical Care Center), 6.00%, 7/1/12       $   571,375
       450        New Jersey Health Care Facilities
                  Financing Authority, (Hackensack
                  University Medical Center),
                  6.125%, 1/1/20                                484,011
       500        New Jersey Health Care Facilities
                  Financing Authority, (Robert Wood
                  Johnson University Hospital),
                  5.60%, 7/1/15                                 556,540
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------
    $  425        New Jersey Health Care Facilities
                  Financing Authority, (Saint Peters
                  University Hospital), (AMT),
                  6.875%, 7/1/20                            $   468,193
       680        New Jersey Health Care Facilities
                  Financing Authority, (St. Elizabeth's
                  Hospital), 5.75%, 7/1/08                      707,234
-----------------------------------------------------------------------
                                                            $ 2,787,353
-----------------------------------------------------------------------
Industrial Development Revenue -- 4.0%
-----------------------------------------------------------------------
    $  350        Middlesex County Pollution Control
                  Financing Authority, (Amerada Hess),
                  6.875%, 12/1/22                           $   356,415
       350        New Jersey EDA, (American Airlines),
                  (AMT), 7.10%, 11/1/31                         168,357
       450        New Jersey EDA, (Continental Airlines),
                  (AMT), 6.25%, 9/15/19                         273,321
       115        New Jersey EDA, (Economic Growth), LOC:
                  Bank of Paris, (AMT), 6.00%, 12/1/02          115,770
       500        New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                 466,050
       300        New Jersey EDA, (The Seeing Eye, Inc.),
                  6.20%, 12/1/24                                342,432
-----------------------------------------------------------------------
                                                            $ 1,722,345
-----------------------------------------------------------------------
Insured-Education -- 6.2%
-----------------------------------------------------------------------
    $1,000        New Jersey Economic Development
                  Authority, (School Facility), (AMBAC),
                  5.25%, 6/15/16                            $ 1,108,550
       900        New Jersey Educational Facilities
                  Authority, (Ramapo College), (AMBAC),
                  4.60%, 7/1/14                                 963,171
       500        University of New Jersey Medicine and
                  Dentistry, (AMBAC), 5.375%, 12/1/13           583,575
-----------------------------------------------------------------------
                                                            $ 2,655,296
-----------------------------------------------------------------------
Insured-Electric Utilities -- 6.4%
-----------------------------------------------------------------------
    $  560        Cape May County Industrial Pollution
                  Control Financing Authority, (Atlantic
                  City Electric Co,), (MBIA),
                  6.80%, 3/1/21                             $   738,640
       730        Puerto Rico Electric Power Authority,
                  (XLCA), 5.00%, 7/1/11                         832,872
     1,000        Puerto Rico Electric Power Authority,
                  (XLCA), 5.375%, 7/1/18                      1,166,520
-----------------------------------------------------------------------
                                                            $ 2,738,032
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-General Obligations -- 26.9%
-----------------------------------------------------------------------
    $  330        Clearview Regional High School District,
                  (FGIC), 5.375%, 8/1/15                    $   382,612
     1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,221,836
       750        Freehold Regional High School District,
                  (FGIC), 5.00%, 3/1/18                         832,463
       720        Hillsborough Township School District,
                  (FSA), 5.375%, 10/1/18                        832,939
       750        Hunterdon Central Regional High School
                  District, (FSA), 4.75%, 5/1/12                838,403
     1,200        Kearney, (FSA), 6.50%, 2/1/04(1)            1,228,968
       725        Monroe Township Board of Education,
                  (FGIC), 5.20%, 8/1/11                         835,505
       825        Monroe Township Board of Education,
                  (FGIC), 5.20%, 8/1/14                         949,113
       700        Montville Township, (AMBAC),
                  4.20%, 8/1/12                                 742,917
       255        Ocean Township Board of Education,
                  (FGIC), 4.50%, 8/1/12                         279,279
       850        Roselle, (MBIA), 4.65%, 10/15/03              877,999
     1,000        South Brunswick Township Board of
                  Education, (FGIC), 6.40%, 8/1/03            1,040,860
     1,300        Washington Township Board of Education,
                  (MBIA), 5.125%, 2/1/15                      1,403,246
-----------------------------------------------------------------------
                                                            $11,466,140
-----------------------------------------------------------------------
Insured-Hospital -- 7.3%
-----------------------------------------------------------------------
    $1,300        New Jersey Health Care Facilities
                  Financing Authority, (AHS Hospital
                  Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,569,477
     1,410        New Jersey Health Care Facilities
                  Financing Authority, (Dover General
                  Hospital and Medical Center), (MBIA),
                  7.00%, 7/1/04                               1,538,592
-----------------------------------------------------------------------
                                                            $ 3,108,069
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
-----------------------------------------------------------------------
    $  500        Puerto Rico Public Finance Corp.,
                  (AMBAC), 5.375%, 6/1/17                   $   587,600
-----------------------------------------------------------------------
                                                            $   587,600
-----------------------------------------------------------------------
Insured-Nursing Home -- 1.1%
-----------------------------------------------------------------------
    $  400        Rahway Geriatrics Center Inc., (MBIA),
                  5.25%, 5/1/15                             $   459,528
-----------------------------------------------------------------------
                                                            $   459,528
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Other Revenue -- 2.7%
-----------------------------------------------------------------------
    $  500        Monmouth County Improvements Authority,
                  (AMBAC), 5.00%, 12/1/11                   $   568,665
       500        Trenton Parking Authority, (FGIC),
                  5.125%, 4/1/12                                565,000
-----------------------------------------------------------------------
                                                            $ 1,133,665
-----------------------------------------------------------------------
Insured-Transportation -- 4.5%
-----------------------------------------------------------------------
    $1,000        Delaware River Port Authority of
                  Pennsylvania and New Jersey, (FSA),
                  5.10%, 1/1/20                             $ 1,069,220
       500        Delaware River Port Authority, (FSA),
                  5.50%, 1/1/10                                 574,755
       250        South Jersey Transportation Authority,
                  (AMBAC), 5.00%, 11/1/18                       266,298
-----------------------------------------------------------------------
                                                            $ 1,910,273
-----------------------------------------------------------------------
Insured-Water and Sewer -- 2.5%
-----------------------------------------------------------------------
    $  185        Atlantic Highlands Sewer Authority,
                  (FGIC), 4.125%, 1/1/12                    $   196,242
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/16                                311,372
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/17                                294,099
       565        Pennsville Sewer Authority, (MBIA),
                  0.00%, 11/1/18                                276,375
-----------------------------------------------------------------------
                                                            $ 1,078,088
-----------------------------------------------------------------------
Nursing Home -- 1.3%
-----------------------------------------------------------------------
    $  500        New Jersey EDA, (Masonic Charity
                  Foundation), 4.80%, 6/1/11                $   542,185
-----------------------------------------------------------------------
                                                            $   542,185
-----------------------------------------------------------------------
Other Revenue -- 1.9%
-----------------------------------------------------------------------
    $  800        Tobacco Settlement Financing Corp.,
                  5.375%, 6/1/18                            $   802,808
-----------------------------------------------------------------------
                                                            $   802,808
-----------------------------------------------------------------------
Senior Living / Life Care -- 2.1%
-----------------------------------------------------------------------
    $  400        New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.00%, 10/1/07         $   333,132
       300        New Jersey EDA, (Fellowship Village),
                  5.50%, 1/1/18                                 293,763

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Senior Living / Life Care (continued)
-----------------------------------------------------------------------
    $  300        New Jersey EDA, (Fellowship Village),
                  5.50%, 1/1/25                             $   286,458
-----------------------------------------------------------------------
                                                            $   913,353
-----------------------------------------------------------------------
Solid Waste -- 0.7%
-----------------------------------------------------------------------
    $  300        Atlantic County Utilities Authority,
                  Solid Waste System, 7.00%, 3/1/08         $   297,849
-----------------------------------------------------------------------
                                                            $   297,849
-----------------------------------------------------------------------
Transportation -- 7.0%
-----------------------------------------------------------------------
    $1,000        New Jersey Transportation Trust Fund
                  Authority, Variable Rate, 6/15/17(2)(3)   $ 1,117,150
     1,000        Port Authority of New York and New
                  Jersey, 5.375%, 3/1/28                      1,106,290
       700        Port Authority of New York and New
                  Jersey, (AMT), 5.50%, 7/15/12                 769,419
-----------------------------------------------------------------------
                                                            $ 2,992,859
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $39,212,917)                            $42,138,358
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                      $   571,595
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $42,709,953
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 59.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 18.1% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Cogeneration -- 0.7%
-----------------------------------------------------------------------
    $  600        Suffolk County IDA, (Nissequogue
                  Cogeneration Partners Facility), (AMT),
                  5.50%, 1/1/23                             $   572,130
-----------------------------------------------------------------------
                                                            $   572,130
-----------------------------------------------------------------------
Education -- 1.9%
-----------------------------------------------------------------------
    $  600        New York Dormitory Authority, (State
                  University Educational Facilities),
                  5.25%, 5/15/15                            $   688,200
       105        New York Dormitory Authority, (State
                  University Educational Facilities),
                  5.25%, 5/15/19                                117,890
       625        Troy IDA, (Rensselaer Polytechnic
                  Institute), 5.50%, 9/1/15                     718,519
-----------------------------------------------------------------------
                                                            $ 1,524,609
-----------------------------------------------------------------------
Electric Utilities -- 1.2%
-----------------------------------------------------------------------
    $1,000        Long Island Power Authority, Electric
                  System Revenue, 5.25%, 12/1/02            $ 1,006,180
-----------------------------------------------------------------------
                                                            $ 1,006,180
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 8.8%
-----------------------------------------------------------------------
    $2,000        Metropolitan Transportation Authority
                  Commuter Facilities, (FGIC), Prerefunded
                  to 10/1/15, 5.00%, 4/1/23                 $ 2,276,420
     2,240        Metropolitan Transportation Authority,
                  (FGIC), Prerefunded to 7/1/08,
                  5.70%, 7/1/10                               2,613,274
     1,000        Metropolitan Transportation Authority,
                  (FGIC), Prerefunded to 7/1/09,
                  5.25%, 7/1/17                               1,149,420
       500        New York Environmental Facility Corp.,
                  Clean Water, (New York City Municipal
                  Water), Escrowed to Maturity,
                  5.25%, 6/15/14                                569,920
       450        New York Thruway Authority Service
                  Contract, (Local Highway and Bridge),
                  (MBIA), Prerefunded to 4/1/09,
                  5.40%, 4/1/15                                 522,436
-----------------------------------------------------------------------
                                                            $ 7,131,470
-----------------------------------------------------------------------
General Obligations -- 2.4%
-----------------------------------------------------------------------
    $1,000        New York City, 0.00%, 8/1/08              $   827,680
     1,000        New York City, 0.00%, 8/1/08                  827,680
       250        New York City, 5.875%, 8/15/13                283,480
-----------------------------------------------------------------------
                                                            $ 1,938,840
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Health Care - Miscellaneous -- 1.0%
-----------------------------------------------------------------------
    $  365        Suffolk County IDA, (Alliance of Long
                  Island Agencies), 7.50%, 9/1/15           $   386,133
       400        Westchester County IDA, (Children's
                  Village), 5.375%, 3/15/19                     420,508
-----------------------------------------------------------------------
                                                            $   806,641
-----------------------------------------------------------------------
Hospital -- 9.3%
-----------------------------------------------------------------------
    $  500        Chautauqua County IDA, (Womans Christian
                  Association), 6.35%, 11/15/17             $   475,280
       580        Fulton County IDA, (Nathan Littauer
                  Hospital), 5.75%, 11/1/09                     553,865
       300        Nassau County Industrial Development
                  Agency, (North Shore Health System),
                  5.875%, 11/1/11                               303,813
     1,000        New York Dormitory Authority, (Child
                  Care Facility), 5.375%, 4/1/14              1,142,210
     2,000        New York Dormitory Authority,
                  (Department of Health), 5.375%, 7/1/08      2,201,200
       500        New York Dormitory Authority, (Lenox
                  Hill Hospital), 5.75%, 7/1/17                 552,935
     1,000        New York State HFA, Health Facilities,
                  6.375%, 11/1/03                             1,048,470
       500        Oneida County IDA, (St. Elizabeth
                  Medical Center), 5.50%, 12/1/10               492,665
       750        Suffolk County Industrial Development
                  Agency, (Huntington Hospital),
                  6.00%, 11/1/22                                786,090
-----------------------------------------------------------------------
                                                            $ 7,556,528
-----------------------------------------------------------------------
Housing -- 3.7%
-----------------------------------------------------------------------
    $  770        New York City Housing Development Corp.,
                  MFMR, 5.625%, 5/1/12                      $   817,956
       500        New York State Mortgage Agency, (AMT),
                  5.20%, 10/1/08                                545,765
     1,500        New York State Mortgage Agency, (AMT),
                  6.45%, 10/1/21                              1,607,010
-----------------------------------------------------------------------
                                                            $ 2,970,731
-----------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
-----------------------------------------------------------------------
    $1,000        Dutchess County IDA, (IBM), (AMT),
                  5.45%, 12/1/29                            $ 1,113,660
       250        Onondaga County, IDA, (Senior Air
                  Cargo), (AMT), 6.125%, 1/1/32                 249,990

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------
    $1,500        Puerto Rico Port Authority, (American
                  Airlines), (AMT), 6.25%, 6/1/26           $   885,420
-----------------------------------------------------------------------
                                                            $ 2,249,070
-----------------------------------------------------------------------
Insured-Education -- 6.0%
-----------------------------------------------------------------------
    $1,000        New York Dormitory Authority Revenue,
                  (State University Educational
                  Facilities), (FSA), 5.75%, 5/15/17        $ 1,202,800
     1,075        New York Dormitory Authority, (Mt. Sinai
                  School of Medicine), (MBIA),
                  6.75%, 7/1/09                               1,090,362
     1,000        New York Dormitory Authority, (New York
                  University), (AMBAC), 5.50%, 7/1/19         1,166,400
     1,000        New York Dormitory Authority,
                  (University Educational Facilities),
                  (FGIC), 5.25%, 5/15/13                      1,151,730
       250        Niagara County IDA, (Niagara
                  University), (AMBAC), 5.25%, 10/1/18          287,797
-----------------------------------------------------------------------
                                                            $ 4,899,089
-----------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
-----------------------------------------------------------------------
    $1,500        Long Island Power Authority Electric
                  System, (FSA), 0.00%, 6/1/13              $ 1,015,995
       500        Long Island Power Authority, Electric
                  System Revenue, (FSA), 0.00%, 6/1/15          302,540
       500        Long Island Power Authority, Electric
                  System Revenue, (FSA), 5.00%, 12/1/18         525,855
     1,250        Puerto Rico Electric Power Authority,
                  (XLCA), 5.375%, 7/1/18                      1,458,150
-----------------------------------------------------------------------
                                                            $ 3,302,540
-----------------------------------------------------------------------
Insured-General Obligations -- 9.3%
-----------------------------------------------------------------------
    $  500        Clarence, Central School District,
                  (FSA), 5.00%, 5/15/17                     $   539,390
     1,110        East Bloomfield Central School District,
                  (FGIC), 5.00%, 6/15/18                      1,193,428
     1,880        Erie County Public Improvements, (FGIC),
                  5.00%, 9/1/14                               2,093,718
     1,000        New York City, (MBIA), 5.75%, 8/1/14        1,166,220
     2,175        Puerto Rico Public Improvements, (XLCA),
                  5.50%, 7/1/15                               2,585,901
-----------------------------------------------------------------------
                                                            $ 7,578,657
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.6%
-----------------------------------------------------------------------
    $  500        New York Dormitory Authority, (Mental
                  Health Services Facilities), (FSA),
                  5.125%, 8/15/17                           $   529,130
-----------------------------------------------------------------------
                                                            $   529,130
-----------------------------------------------------------------------
Insured-Hospital -- 3.0%
-----------------------------------------------------------------------
    $1,600        New York Dormitory Authority, (Memorial
                  Sloan Kettering Cancer Center), (MBIA),
                  5.50%, 7/1/17                             $ 1,882,064
       500        New York Dormitory Authority, (New York
                  and Presbyterian Hospital), (FSA),
                  5.50%, 8/1/11                                 581,985
-----------------------------------------------------------------------
                                                            $ 2,464,049
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.4%
-----------------------------------------------------------------------
    $1,000        New York Dormitory Authority, (Municipal
                  Health Facilities), (FSA),
                  5.50%, 1/15/13                            $ 1,153,860
       250        New York Urban Development Corp.,
                  (Correctional Facilities), (AMBAC),
                  5.25%, 1/1/15                                 277,345
     2,500        Puerto Rico Public Building Authority,
                  (AMBAC), 5.50%, 7/1/21                      2,931,250
-----------------------------------------------------------------------
                                                            $ 4,362,455
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.9%
-----------------------------------------------------------------------
    $2,250        New York Local Government Assistance
                  Corp., (MBIA), 0.00%, 4/1/13              $ 1,533,308
-----------------------------------------------------------------------
                                                            $ 1,533,308
-----------------------------------------------------------------------
Insured-Transportation -- 3.7%
-----------------------------------------------------------------------
    $1,000        Metropolitan Transportation Authority,
                  (MBIA), 5.50%, 11/15/13                   $ 1,180,420
       500        Monroe County Airport Authority, (MBIA),
                  (AMT), Variable Rate, 1/1/17(1)(2)            676,970
     1,000        Puerto Rico Commonwealth Highway and
                  Transportation Authority, (FSA),
                  5.50%, 7/1/17                               1,189,950
-----------------------------------------------------------------------
                                                            $ 3,047,340
-----------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 7.3%
-----------------------------------------------------------------------
    $2,000        New York State Energy Research and
                  Development Authority, (Western NY
                  Nuclear Service Center), 6.00%, 4/1/06    $ 2,238,720
     1,485        New York State Thruway Authority,
                  Special Obligations, 0.00%, 1/1/04          1,448,350

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
-----------------------------------------------------------------------
    $1,000        New York State Urban Development Corp.,
                  (Youth Facilities), 5.75%, 4/1/10         $ 1,111,110
     1,000        New York Thruway Authority,
                  5.75%, 4/1/16                               1,146,190
-----------------------------------------------------------------------
                                                            $ 5,944,370
-----------------------------------------------------------------------
Other Revenue -- 1.8%
-----------------------------------------------------------------------
    $  750        Albany Industrial Development Agency,
                  (Charitable Leadership), 6.00%, 7/1/19    $   783,465
       700        New York, United Nations Development
                  Corp., 5.00%, 7/1/06                          701,435
-----------------------------------------------------------------------
                                                            $ 1,484,900
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
-----------------------------------------------------------------------
    $  430        Glen Cove IDA, (Regency at Glen Cove),
                  9.50%, 7/1/12                             $   443,782
       400        Mt. Vernon IDA, (Wartburg Senior
                  Housing, Inc.), 6.15%, 6/1/19                 373,508
       500        Suffolk County IDA, (Jeffersons Ferry),
                  7.20%, 11/1/19                                532,515
-----------------------------------------------------------------------
                                                            $ 1,349,805
-----------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------
    $  750        Hempstead IDA, (American Refuel),
                  5.00%, 12/1/10                            $   776,018
-----------------------------------------------------------------------
                                                            $   776,018
-----------------------------------------------------------------------
Special Tax Revenue -- 7.4%
-----------------------------------------------------------------------
    $1,000        New York City Transitional Finance
                  Authority, 4.75%, 11/15/23                $ 1,009,180
     1,000        New York City Transitional Finance
                  Authority, 5.00%, 5/1/16                    1,058,890
       500        New York City Transitional Finance
                  Authority, (Future Tax),
                  5.375%, 2/15/14                               569,855
     3,000        New York Local Government Assistance
                  Corp., 5.25%, 4/1/16                        3,420,330
-----------------------------------------------------------------------
                                                            $ 6,058,255
-----------------------------------------------------------------------
Transportation -- 8.2%
-----------------------------------------------------------------------
    $3,000        Port Authority of New York and New
                  Jersey, (AMT), 6.00%, 7/1/14(3)           $ 3,256,290
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Transportation (continued)
-----------------------------------------------------------------------
    $1,030        Triborough Bridge and Tunnel Authority,
                  5.00%, 1/1/20                             $ 1,136,368
     1,000        Triborough Bridge and Tunnel Authority,
                  5.25%, 1/1/17                               1,085,250
     1,000        Triborough Bridge and Tunnel Authority,
                  5.375%, 1/1/19                              1,163,310
-----------------------------------------------------------------------
                                                            $ 6,641,218
-----------------------------------------------------------------------
Water and Sewer -- 5.4%
-----------------------------------------------------------------------
    $2,000        New York City Municipal Water Finance
                  Authority, 5.125%, 6/15/21                $ 2,080,040
       500        New York Environmental Facility Corp.,
                  Clean Water, 5.25%, 6/15/11                   561,275
       635        New York Environmental Facility Corp.,
                  Pollution Control, (New York City
                  Municipal Water), 5.75%, 6/15/10              752,189
       865        New York Environmental Facility Corp.,
                  Pollution Control, (New York City
                  Municipal Water), 5.75%, 6/15/10            1,016,513
-----------------------------------------------------------------------
                                                            $ 4,410,017
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $74,929,519)                            $80,137,350
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                      $ 1,170,402
-----------------------------------------------------------------------
Net Assets-- 100.0%                                         $81,307,752
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.0% to 13.1% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Education -- 2.8%
-----------------------------------------------------------------------
   $    500       Ohio State University General Receipts,   $   555,085
                  5.25%, 12/1/17
-----------------------------------------------------------------------
                                                            $   555,085
-----------------------------------------------------------------------
Electric Utilities -- 3.7%
-----------------------------------------------------------------------
   $    250       Ohio Air Quality Development Authority,   $   260,860
                  Pollution Control Facilities,
                  6.00%, 12/1/13
        200       Ohio Water Development Authority,             200,800
                  Pollution Control Facilities, (Cleveland
                  Electric), 3.40%, 10/1/30
        250       Ohio Water Development Authority,             256,282
                  Pollution Control Facilities, (Cleveland
                  Electric), (AMT), 6.10%, 8/1/20
-----------------------------------------------------------------------
                                                            $   717,942
-----------------------------------------------------------------------
General Obligations -- 11.5%
-----------------------------------------------------------------------
   $    100       Cuyahoga County, Sewer Improvement        $   110,727
                  District, 5.45%, 12/1/15
        500       Hamilton School District,                     620,775
                  6.15%, 12/1/15
        300       Kings County Local School District,           351,051
                  7.60%, 12/1/10
        500       Ohio, 0.00%, 8/1/04                           483,775
        500       Ohio, 0.00%, 8/1/05                           471,965
        250       Ohio, 0.00%, 8/1/08                           208,915
-----------------------------------------------------------------------
                                                            $ 2,247,208
-----------------------------------------------------------------------
Hospital -- 5.5%
-----------------------------------------------------------------------
   $    500       Erie County Hospital Facility,            $   552,030
                  (Firelands Regional Medical Center),
                  5.50%, 8/15/12
        250       Parma, Hospital Improvement, (Parma           260,927
                  Community General Hospital Association),
                  5.25%, 11/1/13
        250       Richland County Hospital Facilities,          268,230
                  (Medcentral Health Systems),
                  6.375%, 11/15/22
-----------------------------------------------------------------------
                                                            $ 1,081,187
-----------------------------------------------------------------------
Housing -- 3.4%
-----------------------------------------------------------------------
   $    290       Cuyahoga County, (Rolling Hills Apts.),   $   152,250
                  (AMT), 8.00%, 1/1/28(1)
        495       Ohio Housing Finance Agency Mortgage,         522,849
                  (AMT), 4.55%, 9/1/11
-----------------------------------------------------------------------
                                                            $   675,099
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
-----------------------------------------------------------------------
   $    250       Cuyahoga County, (Rock and Roll Hall of   $   272,865
                  Fame), 5.85%, 12/1/08
        500       Dayton, Special Facilities Revenue,           369,720
                  (Emery Air Freight), 5.625%, 2/1/18
-----------------------------------------------------------------------
                                                            $   642,585
-----------------------------------------------------------------------
Insured-Education -- 3.7%
-----------------------------------------------------------------------
   $    700       Ohio Public Facilities Commission,        $   729,771
                  (Higher Educational Facilities),
                  (AMBAC), 4.30%, 12/1/08
-----------------------------------------------------------------------
                                                            $   729,771
-----------------------------------------------------------------------
Insured-General Obligations -- 26.4%
-----------------------------------------------------------------------
   $    200       Amherst School District, (FGIC),          $   227,128
                  5.00%, 12/1/11
        250       Athens City School District, (FSA),           290,847
                  5.45%, 12/1/10
        265       Clinton Massie Local School District,         190,797
                  (AMBAC), 0.00%, 12/1/11
        265       Clinton Massie Local School District,         210,834
                  (MBIA), 0.00%, 12/1/09
        225       Finneytown Local School District,             274,473
                  (FGIC), 6.15%, 12/1/11
      1,000       Hilliard School District, (FGIC),             617,560
                  0.00%, 12/1/14
        175       Sciota Valley and Ross County School          125,998
                  District, (FGIC), 0.00%, 12/1/11
      1,000       Southwest Licking School Facilities         1,168,850
                  Improvement, (FGIC), 7.10%, 12/1/16
        600       Springfield City School District, Clark       655,572
                  County, (FGIC), 5.00%, 12/1/17
        500       Strongsville City School District,            583,575
                  (MBIA), 5.375%, 12/1/12
        250       West Clermont School District, (AMBAC),       291,465
                  6.90%, 12/1/12(2)
        460       Wyoming, School District, (FGIC),             553,490
                  5.75%, 12/1/17
-----------------------------------------------------------------------
                                                            $ 5,190,589
-----------------------------------------------------------------------
Insured-Hospital -- 5.2%
-----------------------------------------------------------------------
   $    400       Akron, Bath and Copley Township,          $   447,356
                  Hospital District, (Childrens Hospital
                  Center), (FSA), 5.25%, 11/15/15
        500       Cuyahoga County, (Metrohealth System),        580,400
                  (MBIA), 5.50%, 2/15/12
-----------------------------------------------------------------------
                                                            $ 1,027,756
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
-----------------------------------------------------------------------
   $    500       Akron Economic Development, (MBIA),       $   609,750
                  6.00%, 12/1/12
-----------------------------------------------------------------------
                                                            $   609,750
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.0%
-----------------------------------------------------------------------
   $    500       Ohio Building Authority, (FSA),           $   586,135
                  5.50%, 10/1/11
-----------------------------------------------------------------------
                                                            $   586,135
-----------------------------------------------------------------------
Insured-Transportation -- 6.1%
-----------------------------------------------------------------------
   $    300       Cleveland Airport System, (FSA),          $   332,130
                  5.25%, 1/1/14
        750       Ohio Turnpike Commission, (FGIC),             873,990
                  5.50%, 2/15/18
-----------------------------------------------------------------------
                                                            $ 1,206,120
-----------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
-----------------------------------------------------------------------
   $    475       Cleveland Waterworks, (FSA),              $   533,074
                  5.375%, 1/1/16
-----------------------------------------------------------------------
                                                            $   533,074
-----------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.5%
-----------------------------------------------------------------------
   $    750       Ohio Parks and Recreational Capital       $   871,778
                  Facilities, 5.50%, 6/1/14
        200       Union County, (Pleasant Valley Joint          209,550
                  Fire District), 6.125%, 12/1/19
-----------------------------------------------------------------------
                                                            $ 1,081,328
-----------------------------------------------------------------------
Nursing Home -- 4.0%
-----------------------------------------------------------------------
   $    600       Cuyahoga County HFA, (Benjamin Rose       $   561,378
                  Institute), 5.50%, 12/1/17
         50       Fairfield EDA, (Beverly Enterprises),          50,324
                  8.50%, 1/1/03
        200       Ohio HFA, Retirement Rental Housing,          175,700
                  (Encore Retirement Partners),
                  6.75%, 3/1/19
-----------------------------------------------------------------------
                                                            $   787,402
-----------------------------------------------------------------------
Pooled Loans -- 4.2%
-----------------------------------------------------------------------
   $    445       Ohio Economic Development Commission,     $   462,186
                  (ABS Industries), (AMT), 6.00%, 6/1/04
        200       Toledo Lucas County Port Authority,           216,760
                  (Northwest Ohio Bond Fund), (Alex
                  Products), (AMT), 6.125%, 11/15/09
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Pooled Loans (continued)
-----------------------------------------------------------------------
   $    150       Toledo Lucas County Port Authority,       $   141,273
                  (Northwest Ohio Bond Fund), (Superior),
                  5.10%, 5/15/12
-----------------------------------------------------------------------
                                                            $   820,219
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
-----------------------------------------------------------------------
   $    250       Summit County Healthcare Facilities       $   224,385
                  Revenue, (Village at Saint Edward),
                  5.75%, 12/1/25
-----------------------------------------------------------------------
                                                            $   224,385
-----------------------------------------------------------------------
Special Tax Revenue -- 0.8%
-----------------------------------------------------------------------
   $    151       Columbus Special Assessment,              $   153,826
                  6.05%, 9/15/05
-----------------------------------------------------------------------
                                                            $   153,826
-----------------------------------------------------------------------
Water and Sewer -- 3.0%
-----------------------------------------------------------------------
   $    500       Ohio Water Development Authority,         $   584,690
                  (Drinking Water), 5.50%, 12/1/14
-----------------------------------------------------------------------
                                                            $   584,690
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.1%
   (identified cost $18,177,301)                            $19,454,151
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                      $   183,755
-----------------------------------------------------------------------
Net Assets-- 100.0%                                         $19,637,906
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.2% to 23.1% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.5%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Cogeneration -- 2.1%
-----------------------------------------------------------------------
    $  350        Carbon County IDA, (Panther Creek
                  Partners), 6.65%, 5/1/10                  $   372,729
       600        Pennsylvania EDA, (Resource
                  Recovery-Colver), (AMT), 7.05%, 12/1/10       626,532
-----------------------------------------------------------------------
                                                            $   999,261
-----------------------------------------------------------------------
Electric Utilities -- 0.8%
-----------------------------------------------------------------------
    $  400        York County IDA, Pollution Control,
                  (Public Service Enterprise Group, Inc.),
                  5.50%, 9/1/20                             $   396,472
-----------------------------------------------------------------------
                                                            $   396,472
-----------------------------------------------------------------------
Escrowed / Prerefunded -- 9.0%
-----------------------------------------------------------------------
    $1,200        Lehigh County, General Purpose
                  Authority, (Muhlenberg Hospital),
                  Escrowed to Maturity, 5.75%, 7/15/10      $ 1,382,760
       500        Pleasant Valley School District, (FGIC),
                  Prerefunded to 9/1/07, 5.00%, 9/1/10          560,415
     5,000        Westmoreland County, Municipal
                  Authority, Water Utility, (FGIC),
                  Escrowed to Maturity, 0.00%, 8/15/19        2,294,300
-----------------------------------------------------------------------
                                                            $ 4,237,475
-----------------------------------------------------------------------
Health Care - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
    $  250        Allegheny County IDA, (Residential
                  Resources, Inc.), 6.50%, 9/1/21           $   249,712
-----------------------------------------------------------------------
                                                            $   249,712
-----------------------------------------------------------------------
Hospital -- 11.3%
-----------------------------------------------------------------------
    $  500        Allegheny County Hospital Development
                  Authority, (West Pennsylvania Health
                  System), 8.65%, 11/15/05                  $   524,725
     1,000        Allentown, Area Hospital Authority,
                  (Sacred Heart Hospital),
                  6.50%, 11/15/08                               972,430
       365        Hazleton Health Services Authority,
                  (Hazleton General Hospital),
                  5.50%, 7/1/07                                 384,502
       535        Hazleton Health Services Authority, (St.
                  Joseph's Hospital), 5.85%, 7/1/06             568,887
        70        McKean County Hospital Authority,
                  (Bradford Hospital), 5.375%, 10/1/03           70,780
       500        Pennsylvania Higher Educational
                  Facilities Authority, (UPMC Health
                  System), 6.25%, 1/15/18                       554,435
     1,350        South Fork Municipal Authority, (Lee
                  Hospital), 5.50%, 7/1/11                    1,387,624
       800        Washington County Hospital Authority,
                  (Monongahela Vineyard Hospital),
                  5.00%, 6/1/12                                 842,648
-----------------------------------------------------------------------
                                                            $ 5,306,031
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Industrial Development Revenue -- 4.0%
-----------------------------------------------------------------------
    $  700        Erie IDA, (International Paper), (AMT),
                  5.85%, 12/1/20                            $   700,539
       750        Puerto Rico Port Authority, (American
                  Airlines), (AMT), 6.30%, 6/1/23               455,423
       750        Schuylkill County IDA, (Pine Grove
                  Landfill, Inc.), (AMT), 5.10%, 10/1/19        751,230
-----------------------------------------------------------------------
                                                            $ 1,907,192
-----------------------------------------------------------------------
Insured-Education -- 6.6%
-----------------------------------------------------------------------
    $1,500        Allegheny County, Higher Education
                  Building Authority, (Duquesne
                  University), (AMBAC), 5.00%, 3/1/16(1)    $ 1,613,925
       500        Lycoming County, (Pennsylvania College
                  of Technology), (AMBAC), 4.75%, 5/1/15        537,225
       700        Montgomery County HEFA, (Saint Joseph's
                  University), (CLEE), 6.00%, 12/15/02          706,615
       250        University of Pittsburgh, (FGIC),
                  5.125%, 6/1/22                                260,598
-----------------------------------------------------------------------
                                                            $ 3,118,363
-----------------------------------------------------------------------
Insured-Electric Utilities -- 3.4%
-----------------------------------------------------------------------
    $1,370        Puerto Rico Electric Power Authority,
                  (XLCA), 5.375%, 7/1/18                    $ 1,598,132
-----------------------------------------------------------------------
                                                            $ 1,598,132
-----------------------------------------------------------------------
Insured-General Obligations -- 26.5%
-----------------------------------------------------------------------
    $1,020        Cornwall Lebanon School District, (FSA),
                  0.00%, 3/15/16                            $   572,332
     1,000        Council Rock School District, (MBIA),
                  5.00%, 11/15/19                             1,061,240
     1,250        Cranberry Township, (FGIC),
                  5.00%, 12/1/20                              1,321,000
     1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12         1,129,376
     1,355        McKeesport, (FGIC), 0.00%, 10/1/11            981,427
     1,000        Palmyra Area School District, (FGIC),
                  5.00%, 5/1/17                               1,080,180
     1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,084,230
     1,000        Philadelphia School District, (FSA),
                  5.50%, 2/1/17                               1,133,770
     1,000        Pittsburgh, (AMBAC), 5.25%, 9/1/22          1,068,510
     1,000        Reading School District, (FGIC),
                  0.00%, 1/15/12                                708,070
     1,000        Spring-Ford Area School District, (FSA),
                  5.00%, 9/1/19                               1,059,350
     1,250        Sto-Rox School District, (FGIC),
                  5.125%, 12/15/22                            1,319,475
-----------------------------------------------------------------------
                                                            $12,518,960
-----------------------------------------------------------------------
Insured-Hospital -- 3.6%
-----------------------------------------------------------------------
    $1,000        Allegheny County Hospital Development
                  Authority, (South Hills Health), (MBIA),
                  5.50%, 5/1/08                             $ 1,104,690

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Insured-Hospital (continued)
-----------------------------------------------------------------------
    $  500        Washington County Hospital Authority,
                  (Washington Hospital), (AMBAC),
                  5.375%, 7/1/14                            $   573,805
-----------------------------------------------------------------------
                                                            $ 1,678,495
-----------------------------------------------------------------------
Insured-Industrial Development Revenue -- 6.1%
-----------------------------------------------------------------------
    $1,000        Allegheny County Airport, US Airways,
                  (MBIA), 5.75%, 1/1/10                     $ 1,139,190
     1,500        Cambria County IDA, (Pennsylvania
                  Electric), (MBIA), 5.35%, 11/1/10           1,732,170
-----------------------------------------------------------------------
                                                            $ 2,871,360
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.2%
-----------------------------------------------------------------------
    $  500        Pennsylvania Public School Building
                  Authority, (Garnet Valley School
                  District), (AMBAC), 5.50%, 2/1/20         $   549,900
-----------------------------------------------------------------------
                                                            $   549,900
-----------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.1%
-----------------------------------------------------------------------
    $  350        Pittsburgh and Allegheny County, Public
                  Auditorium Authority, (AMBAC),
                  5.00%, 2/1/24                             $   360,843
     1,000        Pittsburgh, (AMBAC), 5.125%, 9/1/18         1,082,400
-----------------------------------------------------------------------
                                                            $ 1,443,243
-----------------------------------------------------------------------
Insured-Transportation -- 8.3%
-----------------------------------------------------------------------
    $  590        Allegheny County Airport, (MBIA),
                  5.75%, 1/1/12                             $   683,250
       500        Pennsylvania Turnpike Commission, Oil
                  Franchise Tax, (AMBAC), 5.25%, 12/1/18        542,755
     1,000        Pennsylvania Turnpike Commission,
                  Registration Fee Revenue, (AMBAC),
                  5.125%, 7/15/22                             1,060,340
     1,000        Philadelphia Airport, (FGIC),
                  5.375%, 7/1/14                              1,077,560
       500        Southeastern Pennsylvania Transportation
                  Authority, (FGIC), 5.25%, 3/1/16              551,325
-----------------------------------------------------------------------
                                                            $ 3,915,230
-----------------------------------------------------------------------
Insured-Water and Sewer -- 1.1%
-----------------------------------------------------------------------
    $  500        Allegheny County, Sanitation Authority,
                  (MBIA), 5.00%, 12/1/19                    $   534,160
-----------------------------------------------------------------------
                                                            $   534,160
-----------------------------------------------------------------------
Nursing Home -- 0.8%
-----------------------------------------------------------------------
    $  250        Chartiers Valley, Industrial and
                  Commercial Development Authority,
                  (Beverly Enterprises), 5.35%, 6/1/03      $   250,550
       120        Clarion County IDA, (Beverly
                  Enterprises), 5.50%, 5/1/03                   120,007
-----------------------------------------------------------------------
                                                            $   370,557
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Senior Living / Life Care -- 6.5%
-----------------------------------------------------------------------
    $  500        Bucks County IDA, (Pennswood),
                  5.80%, 10/1/20                            $   518,350
       475        Chester County IDA, (Kimberton),
                  8.00%, 9/1/05                                 485,887
       490        Cliff House Trust, (AMT),
                  6.625%, 6/1/27                                440,549
       335        Crawford County Hospital Authority,
                  (Wesbury United Methodist Community) ,
                  6.00%, 8/15/11                                337,261
       245        Delaware County Authority, (White Horse
                  Village), 6.30%, 7/1/03                       248,726
       505        Delaware County Authority, (White Horse
                  Village), 6.40%, 7/1/04                       522,034
       310        Delaware County IDA, (Glen Riddle),
                  (AMT), 8.125%, 9/1/05                         320,974
       185        Lancaster County Hospital Authority,
                  (Willow Valley Retirement),
                  5.55%, 6/1/15                                 195,532
-----------------------------------------------------------------------
                                                            $ 3,069,313
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
    $  735        Erie Municipal Airport Authority, (AMT),
                  5.50%, 7/1/09                             $   752,611
-----------------------------------------------------------------------
                                                            $   752,611
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.5%
   (identified cost $42,571,860)                            $45,516,467
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.5%                      $ 1,647,977
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $47,164,444
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 66.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.5% to 22.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------
Investments --
   Identified cost                 $22,304,723        $49,442,657        $53,079,241
   Unrealized appreciation           2,207,219          3,384,822          3,672,627
---------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $24,511,942        $52,827,479        $56,751,868
---------------------------------------------------------------------------------------
Cash                               $   458,811        $        --        $    34,762
Receivable for investments
   sold                                     --          3,087,847             50,000
Interest receivable                    283,129            886,268            737,354
Prepaid expenses                            62                113                114
---------------------------------------------------------------------------------------
TOTAL ASSETS                       $25,253,944        $56,801,707        $57,574,098
---------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $ 1,707,852        $        --
Payable for daily variation
   margin on open financial
   futures contracts                     5,312             10,094             15,938
Demand note payable                         --            100,000                 --
Payable for when-issued
   securities                               --          2,081,070                 --
Due to bank                                 --             72,270                 --
Accrued expenses                        12,163             13,572             14,111
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    17,475        $ 3,984,858        $    30,049
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $23,083,685        $49,535,453        $53,987,292
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,152,784          3,281,396          3,556,757
---------------------------------------------------------------------------------------
TOTAL                              $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $39,212,917        $74,929,519        $18,177,301        $42,571,860
   Unrealized appreciation           2,925,441          5,207,831          1,276,850          2,944,607
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $42,138,358        $80,137,350        $19,454,151        $45,516,467
----------------------------------------------------------------------------------------------------------
Cash                               $    35,372        $    17,778        $   144,885        $ 1,037,172
Receivable for investments
   sold                                 70,000                 --                 --             70,000
Interest receivable                    595,207          1,179,265            258,563            569,390
Prepaid expenses                           102                169                 48                116
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $42,839,039        $81,334,562        $19,857,647        $47,193,145
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $        --        $   200,000        $        --
Payable for daily variation
   margin on open financial
   futures contracts                    14,875             11,688              7,437             14,344
Demand note payable                    100,000                 --                 --                 --
Accrued expenses                        14,211             15,122             12,304             14,357
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   129,086        $    26,810        $   219,741        $    28,701
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $39,889,371        $76,207,928        $18,431,577        $44,366,811
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,820,582          5,099,824          1,206,329          2,797,633
----------------------------------------------------------------------------------------------------------
TOTAL                              $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------
Interest                           $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------
Investment adviser fee             $   52,422         $  103,916         $  109,764
Trustees fees and expenses                101              1,020              1,021
Legal and accounting services          11,795             10,530             10,586
Custodian fee                          13,481             17,920             19,755
Miscellaneous                           3,906              4,137              5,602
---------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   81,705         $  137,523         $  146,728
---------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------

NET EXPENSES                       $   79,739         $  127,817         $  141,269
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $  506,287         $1,032,576         $1,083,096
---------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   58,426         $   81,430         $    4,001
   Financial futures contracts       (145,738)          (149,367)          (451,637)
---------------------------------------------------------------------------------------
NET REALIZED LOSS                  $  (87,312)        $  (67,937)        $ (447,636)
---------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $1,672,133         $2,634,484         $3,347,652
   Financial futures contracts        (72,420)          (201,420)          (114,975)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,599,713         $2,433,064         $3,232,677
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,512,401         $2,365,127         $2,785,041
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $2,018,688         $3,397,703         $3,868,137
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                 $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   91,271         $  146,253         $   42,017         $   97,215
Trustees fees and expenses                    1,021              3,825                101              1,020
Legal and accounting services                10,979             11,673              9,935             12,579
Custodian fee                                16,932             23,010             12,336             18,270
Miscellaneous                                 5,032              4,985              3,785              4,218
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  125,235         $  189,746         $   68,174         $  133,302
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  125,235         $  182,605         $   66,481         $  128,576
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $  918,068         $1,448,638         $  398,629         $  985,513
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   27,504         $ (139,815)        $   (8,203)        $      920
   Financial futures contracts             (408,518)          (250,889)          (179,401)          (303,600)
----------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $ (381,014)        $ (390,704)        $ (187,604)        $ (302,680)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $2,228,000         $4,014,544         $1,248,312         $2,621,595
   Financial futures contracts             (102,929)          (108,170)           (69,689)          (194,887)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $2,125,071         $3,906,374         $1,178,623         $2,426,708
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $1,744,057         $3,515,670         $  991,019         $2,124,028
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $2,662,125         $4,964,308         $1,389,648         $3,109,541
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   506,287        $ 1,032,576        $ 1,083,096
   Net realized loss                         (87,312)           (67,937)          (447,636)
   Net change in unrealized
      appreciation (depreciation)          1,599,713          2,433,064          3,232,677
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,018,688        $ 3,397,703        $ 3,868,137
---------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 3,691,499        $11,681,663        $15,630,326
Withdrawals                               (2,932,908)        (2,909,642)        (5,413,008)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $   758,591        $ 8,772,021        $10,217,318
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 2,777,279        $12,169,724        $14,085,455
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                   $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------
AT END OF PERIOD                         $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   918,068        $ 1,448,638        $   398,629        $   985,513
   Net realized loss                        (381,014)          (390,704)          (187,604)          (302,680)
   Net change in unrealized
      appreciation (depreciation)          2,125,071          3,906,374          1,178,623          2,426,708
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,662,125        $ 4,964,308        $ 1,389,648        $ 3,109,541
----------------------------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 5,591,505        $24,571,639        $ 1,385,270        $ 8,693,374
Withdrawals                               (3,619,970)        (4,847,653)        (1,043,796)        (4,477,294)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 1,971,535        $19,723,986        $   341,474        $ 4,216,080
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 4,633,660        $24,688,294        $ 1,731,122        $ 7,325,621
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of period                   $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   991,655        $ 1,835,059        $ 1,876,729
   Net realized gain                          26,643             97,348             59,661
   Net change in unrealized
      appreciation (depreciation)           (404,987)          (426,067)          (628,572)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   613,311        $ 1,506,340        $ 1,307,818
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,263,454        $10,495,904        $ 9,850,187
   Withdrawals                            (3,930,572)       (10,806,851)        (5,313,457)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $   332,882        $  (310,947)       $ 4,536,730
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $   946,193        $ 1,195,393        $ 5,844,548
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  1,715,656       $  2,520,164        $   772,386        $ 1,768,721
     Net realized gain (loss)               210,977            230,873            (72,046)           (45,590)
     Net change in unrealized
        appreciation (depreciation)        (820,474)        (1,189,971)          (195,816)          (478,493)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  1,106,159       $  1,561,066        $   504,524        $ 1,244,638
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
     Withdrawals                         (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $  3,632,840       $  4,487,908        $   614,621        $ 3,012,412
  -------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS           $  4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 33,337,294       $ 50,570,484        $16,787,639        $35,581,773
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 38,076,293       $ 56,619,458        $17,906,784        $39,838,823
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            CALIFORNIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)           0.65%        0.67%       0.66%       0.62%       0.61%
   Expenses after custodian
      fee reduction                       0.68%(2)           0.63%        0.64%       0.66%       0.61%       0.59%
   Net investment income                  4.31%(2)           4.56%        4.77%       4.84%       4.67%       4.86%
Portfolio Turnover                           5%                 9%           8%         13%         29%         40%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.94%              3.04%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $25,236            $22,459      $21,513     $22,604     $28,678     $34,297
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              FLORIDA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.60%        0.61%       0.62%       0.59%       0.58%
   Expenses after custodian
      fee reduction                       0.55%(2)           0.57%        0.59%       0.59%       0.57%       0.55%
   Net investment income                  4.43%(2)           4.74%        4.89%       4.87%       4.68%       4.90%
Portfolio Turnover                           8%                15%           7%         16%         16%         38%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.51%              4.06%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $52,817            $40,647      $39,452     $45,023     $59,948     $72,241
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           MASSACHUSETTS LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.59%        0.62%       0.61%       0.60%       0.60%
   Expenses after custodian
      fee reduction                       0.57%(2)           0.56%        0.59%       0.58%       0.57%       0.56%
   Net investment income                  4.40%(2)           4.70%        5.01%       4.92%       4.67%       4.90%
Portfolio Turnover                           8%                 8%           8%         15%         19%         46%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.21%              3.53%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $57,544            $43,459      $37,614     $44,189     $51,543     $56,583
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            NEW JERSEY LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.62%        0.63%       0.63%       0.62%       0.62%
   Expenses after custodian
      fee reduction                       0.62%(2)           0.60%        0.61%       0.60%       0.62%       0.61%
   Net investment income                  4.54%(2)           4.80%        5.06%       5.01%       4.78%       4.91%
Portfolio Turnover                          15%                17%          11%         15%         13%         21%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.90%              3.16%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $42,710            $38,076      $33,337     $35,121     $39,781     $45,540
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.58%(2)           0.58%        0.60%       0.61%       0.59%       0.61%
   Expenses after custodian
      fee reduction                       0.56%(2)           0.55%        0.58%       0.58%       0.59%       0.59%
   Net investment income                  4.41%(2)           4.70%        4.90%       4.95%       4.74%       4.81%
Portfolio Turnover                          10%                11%          10%         18%         17%         53%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.85%              3.01%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $81,308            $56,619      $50,570     $51,675     $65,873     $74,691
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               OHIO LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.72%(2)           0.70%        0.78%       0.69%       0.67%       0.64%
   Expenses after custodian
      fee reduction                       0.70%(2)           0.67%        0.74%       0.66%       0.64%       0.64%
   Net investment income                  4.22%(2)           4.47%        4.91%       5.00%       4.85%       5.05%
Portfolio Turnover                          10%                19%          17%         13%         19%         29%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.69%              3.08%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $19,638            $17,907      $16,788     $19,005     $22,801     $24,216
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           PENNSYLVANIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.61%        0.64%       0.63%       0.62%       0.60%
   Expenses after custodian
      fee reduction                       0.60%(2)           0.56%        0.61%       0.61%       0.60%       0.58%
   Net investment income                  4.58%(2)           4.75%        5.04%       5.03%       4.83%       5.03%
Portfolio Turnover                           2%                20%           6%         11%         16%         36%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.48%              3.56%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $47,164            $39,839      $35,582     $38,635     $50,771     $57,708
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 52,442            0.45%
    Florida Limited Portfolio                  103,916            0.45%
    Massachusetts Limited Portfolio            109,764            0.45%
    New Jersey Limited Portfolio                91,271            0.45%
    New York Limited Portfolio                 146,253            0.45%
    Ohio Limited Portfolio                      42,017            0.45%
    Pennsylvania Limited Portfolio              97,215            0.45%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2002, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2002 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,798,349
    Sales                                       1,205,585

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,113,732
    Sales                                       3,511,285

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,146,709
    Sales                                       3,951,964

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,030,018
    Sales                                       6,088,428
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,455,647
    Sales                                       6,580,070

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,815,272
    Sales                                       1,804,250

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,886,320
    Sales                                         815,000

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2002, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $22,286,356
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,264,333
    Gross unrealized depreciation                 (38,747)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,225,586
    -----------------------------------------------------
    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,430,636
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,688,603
    Gross unrealized depreciation                (291,760)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,396,843
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $53,051,659
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,935,901
    Gross unrealized depreciation                (235,692)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,700,209
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $39,194,127
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,388,843
    Gross unrealized depreciation                (444,612)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,944,231
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $74,880,112
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,953,275
    Gross unrealized depreciation                (696,037)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,257,238
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $18,191,357
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,631,186
    Gross unrealized depreciation                (368,392)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,262,794
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $42,542,611
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,393,690
    Gross unrealized depreciation                (419,834)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,973,856
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2002 the Florida Limited Portfolio and New Jersey Limited

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/02       10 U.S. Treasury Bond     Short         $ (54,435)
    Florida                         12/02       19 U.S. Treasury Bond     Short         $(103,426)
    Massachusetts                   12/02       30 U.S. Treasury Bond     Short         $(115,870)
    New Jersey                      12/02       28 U.S. Treasury Bond     Short         $(104,859)
    New York                        12/02       22 U.S. Treasury Bond     Short         $(108,007)
    Ohio                            12/02       14 U.S. Treasury Bond     Short         $ (70,521)
    Pennsylvania                    12/02       27 U.S. Treasury Bond     Short         $(146,974)

   At September 30, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York,
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF THE lIMITED MATURITY MUNICIPALS PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
the Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATONVANCE lIMITED MATURITY MUNICIPALS FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS,INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

                           For more information about
               Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE INVESTMENT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

442-11/02                                                                7LTFSRC